UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: September 30, 2010 for all funds in this filing except Wells Fargo Advantage Heath Care

Fund, Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and

Wells Fargo Advantage Utility & Telecommunications Fund, which had fiscal year end of March 31, 2011.

Date of reporting period: June 30, 2011

WELLS FARGO ADVANTAGE HEALTH CARE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

ITEM 1. SCHEDULE OF INVESTMENTS

Security Name	Shares	Value
Common Stocks: 97.63%

Health Care: 95.34%

Biotechnology: 25.06%
Alexion Pharmaceuticals Incorporated†«	66,207	$3,113,715
Amgen Incorporated†	48,952	2,856,349
Celgene Corporation†	43,267	2,609,865
Dendreon Corporation†«	41,905	1,652,733
Dyax Corporation†«	106,624	211,116
Gilead Sciences Incorporated†	69,989	2,898,244
Human Genome Sciences Incorporated†«	51,286	1,258,558
Idenix Pharmaceuticals Incorporated†«	217,950	1,089,750
Incyte Corporation†«	46,141	873,911
Novavax Incorporated†«	390,762	789,339
NPS Pharmaceuticals Incorporated†«	89,611	846,824
Onyx Pharmaceuticals Incorporated†	37,579	1,326,539
Pharmasset Incorporated†«	17,647	1,979,993
Regeneron Pharmaceutical Incorporated†«	35,138	1,992,676
Theratechnologies Incorporated†	406,807	1,843,275
Vertex Pharmaceuticals Incorporated†«	47,144	2,451,017
		27,793,904

Health Care Equipment & Supplies: 20.21%
Alere Incorporated†«	78,739	2,883,422
ArthroCare Corporation†	53,488	1,790,243
Atricure Incorporated†«	68,670	885,843
CareFusion Corporation†	80,424	2,185,120
Covidien plc	46,813	2,491,856
Fresenius SE	16,240	1,695,160
Genmark Diagnostics Incorporated†	85,000	495,550
HeartWare International Incorporated†«	17,591	1,303,141
Hospira Incorporated†	29,783	1,687,505
NuVasive Incorporated†«	60,710	1,996,145
SonoSite Incorporated†	16,370	575,733
Thoratec Corporation†«	66,591	2,185,517
Zimmer Holdings Incorporated†«	35,440	2,239,808
		22,415,043

Health Care Providers & Services: 23.12%
Aetna Incorporated	54,283	2,393,337
Cardinal Health Incorporated	62,501	2,838,795
CIGNA Corporation	50,662	2,605,547
Express Scripts Incorporated†	52,235	2,819,645
Fresenius Medical Care AG & Company	19,803	1,480,378
Hanger Orthopedic Group Incorporated†«	76,566	1,873,570
Health Management Associates Incorporated Class A†	77,911	839,881
Health Net Incorporated†	34,605	1,110,474
McKesson Corporation	16,962	1,418,871
Medco Health Solutions Incorporated†	29,724	1,680,000
Medipattern Corporation ††	1,524,387	513,687
Tenet Healthcare Corporation†«	130,222	812,585
UnitedHealth Group Incorporated«	47,308	2,440,147
Vanguard Health Systems Incorporated†	100,000	1,717,000
WellPoint Incorporated«	13,988	1,101,835
		25,645,752

Health Care Technology: 1.03%
Allscripts Healthcare Solutions Incorporated†«	58,764	$1,141,197

Pharmaceuticals: 25.92%
Allergan Incorporated	23,324	1,941,723

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

HEALTH CARE FUND

Security Name				Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company				99,087	2,869,560
Elan Corporation plc ADR†				256,325	2,914,415
Forest Laboratories Incorporated†				28,074	1,104,431
Jazz Pharmaceuticals Incorporated†«				70,847	2,362,747
Johnson & Johnson				16,699	1,110,817
Map Pharmaceuticals Incorporated†«				109,282	1,745,234
Mylan Laboratories Incorporated†«				86,612	2,136,718
Par Pharmaceutical Companies Incorporated†«				39,356	1,297,961
Pfizer Incorporated				173,608	3,576,325
Salix Pharmaceuticals Limited†«				38,013	1,514,058
Sanofi-Aventis SA				30,430	2,446,459
Teva Pharmaceutical Industries Limited ADR				32,474	1,565,896
Warner Chilcott Limited				89,722	2,164,992
					28,751,336

Telecommunication Services: 2.29%

Diversified Telecommunication Services: 2.29%
Careview Communications Incorporated†«				1,469,142	2,541,616

Total Common Stocks (Cost $79,306,424)					108,288,848

			Expiration Date
Rights: 0.05%

Health Care: 0.05%

Pharmaceuticals: 0.05%
Sanofi-Aventis SA†			12/31/2020	23,418	56,437
Valera Pharmaceuticals Incorporated(i)(a)†			04/18/2012	410,964	0

Total Rights (Cost $51,988)					56,437

Warrants: 0.06%

Health Care: 0.06%

Biotechnology: 0.06%
Novavax Incorporated(i)†(a)			07/13/2013	158,377	69,686

Total Warrants (Cost $0)					69,686

		Yield

Short-Term Investments: 33.44%

Investment Companies: 33.44%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04%		3,384,719	3,384,719
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)		0.14		33,710,354	33,710,354

Total Short-Term Investments (Cost $37,095,073)					37,095,073

Total Investments in Securities (Cost $116,453,485)*	131.18%				145,510,044
Other Assets and Liabilities, Net	(31.18)				(34,585,745)

Total Net Assets	100.00%				$110,924,299

†	Non-income earning securities.

The accompanying notes are an integral part of these financial statements.

2

WELLS FARGO ADVANTAGE HEALTH CARE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

«	All or a portion of this security is on loan.
(i)	Illiquid security
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $115,592,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,040,852
Gross unrealized depreciation	(1,123,546)

Net unrealized appreciation	$29,917,306

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE HEALTH CARE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Health Care Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities

Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Price (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Health Care Fund
Equity securities
Common stocks	$108,288,848	$0	$0	$108,288,848
Rights	56,437	0	0	56,437
Warrants	0	0	69,686	69,686
Short-term investments
Investment companies	3,384,719	33,710,354	0	37,095,073

	$111,730,004	$33,710,354	$69,686	$145,510,044

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Balance as of March 31, 2010	$107,696
Realized gains (losses)	0
Change in unrealized gains (losses)	(38,010)
Purchases	0
Sales	0
Transfer into Level 3	0
Transfer out of Level 3	0

Balance as of June 30, 2011	$69,686
Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$(38,010)

PORTFOLIO OF INVESTMENTS – JUNE 30, 2011 (UNAUDITED)

PRECIOUS METALS FUND

Security Name	Shares	Value

Common Stocks: 93.24%

Australia: 12.35%
Ampella Mining (Materials, Metals & Mining)†	1,400,000	$2,807,937
Centamin Egypt Limited (Materials, Metals & Mining)†	1,500,000	3,017,264
CGA Mining Limited (Materials, Metals & Mining)†	4,100,000	12,710,871
Gryphon Minerals Limited (Materials, Metals & Mining)	2,000,000	3,882,633
Medusa Mining Limited (Materials, Metals & Mining)	300,000	2,120,432
Newcrest Mining Limited (Materials, Metals & Mining)	3,266,238	132,105,873
Perseus Mining Limited (Materials, Metals & Mining)†	2,600,000	7,306,214
Troy Resources NL (Materials, Metals & Mining)†(i)	500,000	1,866,349
Troy Resources NL (Materials, Metals & Mining)†	575,000	2,146,301
Troy Resources NL (Materials, Metals & Mining)†††	95,833	357,716
		168,321,590

Canada: 58.83%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	905,164	57,143,003
Agnico-Eagle Mines Limited – Canadian Exchange (Materials, Metals & Mining)	35,000	2,209,550
Alacer Gold Corporation (Materials, Metals & Mining)†	2,872,881	24,068,514
Alacer Gold Corporation – Canadian Exchange (Materials, Metals & Mining)	450,000	4,105,967
Alamos Gold Incorporated (Materials, Metals & Mining)	1,397,600	23,142,384
Aurizon Mines Limited (Materials, Metals & Mining)†	2,495,700	13,973,539
Barrick Gold Corporation (Materials, Metals & Mining)	1,724,083	78,083,719
Centerra Gold Incorporated (Materials, Metals & Mining)††	350,000	5,806,418
Centerra Gold Incorporated – Canadian Exchange (Materials, Metals & Mining)	550,000	9,124,371
Detour Gold Corporation (Materials, Metals & Mining)†	345,000	9,998,185
Detour Gold Corporation (Materials, Metals & Mining)† ††	350,000	10,143,087
Eldorado Gold Corporation – Canadian Exchange (Materials, Metals & Mining)	4,271,044	63,017,218
Entree Gold Incorporated (Materials, Metals & Mining)†(i)	225,000	480,585
Entree Gold Incorporated (Materials, Metals & Mining)† ††	525,000	1,121,365
Exeter Resource Corporation (Materials, Metals & Mining)†	200,000	831,562
Exeter Resource Corporation (Materials, Metals & Mining)†††	585,000	2,432,319
Extorre Gold Mines Limited (Materials, Metals & Mining)†	1,085,000	13,961,170
First Quantum Minerals Limited (Materials, Metals & Mining)	100,500	14,653,232
Franco-Nevada Corporation (Materials, Metals & Mining)†††	100,000	3,732,697
Franco-Nevada Corporation – Canadian Exchange (Materials, Metals & Mining)†	170,000	6,345,586
Goldcorp Incorporated (Materials, Metals & Mining)	846,694	40,869,919
Goldcorp Incorporated – Canadian Exchange (Materials, Metals & Mining)	1,572,254	76,049,198
Great Basin Gold Limited (Materials, Metals & Mining)†	5,150,450	10,573,789
Guyana Goldfields Incorporated (Materials, Metals & Mining)†	300,000	2,130,748
Guyana Goldfields Incorporated (Materials, Metals & Mining)†††	150,000	1,065,374
IAMGOLD Corporation (Materials, Metals & Mining)	3,839,044	72,207,225
International Minerals Corporation (Materials, Metals & Mining)	200,700	1,589,868
Kinross Gold Corporation (Materials, Metals & Mining)	5,075,453	80,148,426
Kinross Gold Corporation (Materials, Metals & Mining)††	800,100	12,634,686
Kirkland Lake Gold Incorporated (Materials, Metals & Mining)†	400,000	6,304,111
Lake Shore Gold Corporation (Materials, Metals & Mining)†	1,500,000	4,370,367
Mag Silver Corporation (Materials, Metals & Mining)†	300,000	2,998,600
Magma Metals Limited (Materials, Metals & Mining)(i)	1,000,000	274,768
Nautilus Minerals Incorporated (Materials, Metals & Mining)†(i)	254,934	666,114
Northgate Minerals Corporation (Materials, Metals & Mining)†	2,700,000	6,998,808
Osisko Mining Corporation (Materials, Metals & Mining)†	609,400	9,471,622
Osisko Mining Corporation (Materials, Metals & Mining)†††	1,500,000	23,313,806
Pan American Silver Corporation (Materials, Metals & Mining)	225,000	6,950,250
Platinum Group Metals Limited (Materials, Metals & Mining)†(i)	650,000	1,132,252
Platinum Group Metals Limited (Materials, Metals & Mining)†(i)††	800,000	1,393,540
Queenston Mining Incorporated (Materials, Metals & Mining)†	500,000	3,546,063
Semafo Incorporated (Materials, Metals & Mining)†	267,300	2,048,159
Semafo Incorporated – Canadian Exchange (Materials, Metals & Mining)†	1,293,100	9,908,247
Silver Wheaton Corporation (Materials, Metals & Mining)	250,000	8,250,000
Silvercorp Metals Incorporated (Materials, Metals & Mining)	1,011,448	9,501,499
Tahoe Resources Incorporated (Materials, Metals & Mining)†	280,000	5,225,776
Tahoe Resources Incorporated (Materials, Metals & Mining)†††	220,000	4,105,967

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

PRECIOUS METALS FUND

Security Name		Shares	Value
Canada (continued)
Torex Gold Resources Incorporated (Materials, Metals & Mining)†(i)		2,330,000	$4,203,639
Yamana Gold Incorporated (Materials, Metals & Mining)		840,537	9,775,445
Yamana Gold Incorporated – Canadian Exchange (Materials, Metals & Mining)		3,372,040	39,368,729
			801,451,466

Peru: 2.24%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)		804,644	30,560,379

South Africa: 5.30%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)		615,591	25,910,225
Gold Fields Limited ADR (Materials, Metals & Mining)		1,299,196	18,955,270
Impala Platinum Holdings Limited (Materials, Metals & Mining)		919,346	24,770,867
Northam Platinum Limited (Materials, Metals & Mining)		400,000	2,512,349
			72,148,711

United Kingdom: 2.94%
African Barrick Gold Limited (Materials, Metals & Mining)		633,300	4,211,009
Allied Gold Mining plc (Materials, Metals & Mining)†		833,333	2,799,522
Avocet Mining plc (Materials, Metals & Mining)		500,000	1,727,328
Fresnillo plc (Materials, Metals & Mining)		1,000,000	22,501,412
Hochschild Mining plc (Materials, Metals & Mining)		1,199,251	8,846,101
			40,085,372

United States: 11.58%
Newmont Mining Corporation (Materials, Metals & Mining)		781,455	42,175,126
Randgold Resources Limited ADR (Materials, Metals & Mining)†		1,100,000	92,455,000
Royal Gold Incorporated (Materials, Metals & Mining)		394,436	23,102,117
			157,732,243

Total Common Stocks (Cost $654,394,045)			1,270,299,761

Other: 3.27%
Wells Fargo Special Investments (Cayman) SPC(l)		16,335	44,571,256

Total Other (Cost $26,967,322)			44,571,256

	Expiration Date
Warrants: 0.14%

Canada: 0.14%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)†	12/02/2013	17,500	370,125
Franco Nevada Corporation (Materials, Metals & Mining)†††	03/13/2012	42,500	231,349
Kinross Gold Corporation (Materials, Metals & Mining)†	09/03/2013	232,238	274,510
Kinross Gold Corporation (Materials, Metals & Mining)†	09/17/2014	207,130	526,174
Kinross Gold Corporation (Materials, Metals & Mining)†††	09/17/2014	49,500	125,745
Silver Wheaton Corporation (Materials, Metals & Mining)†	09/05/2013	12,950	199,430
Torex Gold Resources Incorporated (Materials, Metals & Mining)†(i)	11/12/2011	532,500	245,697
Total Warrants (Cost $2,090,817)			1,973,030

Investment Companies: 1.91%
Gold Bullion Securities Limited†	177,748		$26,034,750
Total Investment Companies (Cost $10,327,228)			26,034,750

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

PRECIOUS METALS FUND

Short-Term Investments: 1.43%

Security Name		Yield	Shares	Value
Investment Companies: 1.43%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04%	19,414,626	19,414,626

Total Short-Term Investments (Cost $19,414,626)				19,414,626

Total Investments in Securities (Cost $713,194,038)*	99.99%			1,362,293,423
Other Assets and Liabilities, Net	0.01			82,146

Total Net Assets	100.00%			$1,362,375,569

†	Non-income earning securities.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(l)	Investment in an affiliate. The total cost of affiliated investments is $46,381,948.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $711,089,824 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$659,100,586
Gross unrealized depreciation	(7,896,987)

Net unrealized appreciation	$651,203,599

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Precious Metals Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,270,299,761	$0	$0	$1,270,299,761
Other	0	44,571,256	0	44,571,256
Warrants	0	1,973,030	0	1,973,030
Investment companies	26,034,750	0	0	26,034,750
Short-term investments
Investment companies	19,414,626	0	0	19,414,626

	$1,315,749,137	$46,544,286	$0	$1,362,293,423

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the three months ended June 30, 2011 was as follows:

	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period
Evergreen Special Investments (Cayman) SPC	16,335	0	0	$17,603,934	$44,571,256

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 94.72%

Consumer Discretionary: 9.74%

Automobiles: 0.02%
Tesla Motors Incorporated†	1,317	$38,364

Internet & Catalog Retail: 9.72%
Amazon.com Incorporated†«	35,780	7,316,652
Ctrip.com International Limited ADR†«	43,060	1,855,025
Netflix Incorporated†	54,115	14,215,469
priceline.com Incorporated†	4,575	2,342,080
		25,729,226

Financials: 2.44%

Consumer Finance: 2.44%
MasterCard Incorporated	10,690	3,221,325
Visa Incorporated Class A	38,345	3,230,950
		6,452,275

Industrials: 1.48%

Construction & Engineering: 0.70%
Quanta Services Incorporated†«	91,780	1,853,956

Electrical Equipment: 0.78%
Cooper Industries plc	34,655	2,067,864

Information Technology: 80.99%

Communications Equipment: 11.49%
Acme Packet Incorporated†«	55,770	3,911,150
ADTRAN Incorporated«	196,690	7,613,870
HTC Corporation GDR†	12,414	1,669,981
Polycom Incorporated†«	32,705	2,102,932
QUALCOMM Incorporated	46,755	2,655,216
Riverbed Technology Incorporated†«	157,985	6,254,626
Telefonaktiebolaget LM Ericsson ADR«	225,495	3,242,618
Telefonaktiebolaget LM Ericsson Class B	205,559	2,963,856
		30,414,249

Computers & Peripherals: 13.86%
Apple Incorporated†	58,205	19,537,672
EMC Corporation†	332,510	9,160,651
Hewlett-Packard Company	59,655	2,171,442
NetApp Incorporated†«	110,150	5,813,717
		36,683,482

Electronic Equipment & Instruments: 3.98%
Amphenol Corporation Class A	24,750	1,336,253
Hitachi Limited	1,567,000	9,206,770
		10,543,023

Internet Software & Services: 9.90%
Baidu.com Incorporated ADR†	57,210	8,016,837
eBay Incorporated†	100,480	3,242,490

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Internet Software & Services (continued)
Google Incorporated Class A†	13,305	$6,737,386
Netease.com Incorporated ADR†«	86,945	3,920,350
Phoenix New Media Limited ADR†«	110,343	989,777
Renren Incorporated ADR†«	911	8,062
Tencent Holdings Limited	1,385	37,590
Yahoo! Incorporated†	216,080	3,249,843
		26,202,335

IT Services: 2.82%
International Business Machines Corporation	34,025	5,836,989
Tata Consultancy Services Limited†	60,895	1,613,150
		7,450,139

Semiconductors & Semiconductor Equipment: 15.24%
Analog Devices Incorporated	132,665	5,192,508
Atmel Corporation†	203,040	2,856,773
Avago Technologies Limited	101,300	3,849,400
Cirrus Logic Incorporated†«	14,595	232,061
Cypress Semiconductor Corporation«	196,695	4,158,132
Intel Corporation	404,670	8,967,487
ON Semiconductor Corporation†«	508,465	5,323,629
Seoul Semiconductor Company Limited	1,783	48,681
Skyworks Solutions Incorporated†	130,430	2,997,281
SMA Solar Technology AG«	1,660	184,925
Spansion Incorporated Class A†	62,254	1,199,635
Texas Instruments Incorporated	162,450	5,333,234
		40,343,746

Software: 23.70%
Citrix Systems Incorporated†	85,720	6,857,600
Informatica Corporation†«	76,110	4,447,107
Intuit Incorporated†	187,905	9,744,753
Longtop Financial Technologies Limited ADR†«(i)(a)	144,100	683,034
Microsoft Corporation	153,130	3,977,873
Oracle Corporation	394,125	12,970,654
Salesforce.com Incorporated†«	77,250	11,508,705
TIBCO Software Incorporated†	389,345	11,298,792
VMware Incorporated†	12,334	1,236,235
		62,724,753

Materials: 0.07%

Chemicals: 0.07%
Wacker Chemie AG	875	189,190

Total Common Stocks (Cost $212,204,567)		250,692,602

	Interest Rate	Maturity Date	Principal
Short-Term Investments: 25.66%

Corporate Bonds and Notes: 0.33%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$830,839	347,623
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	969,601	542,977
				890,600

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name		Yield	Shares	Value
Investment Companies: 25.33%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04%	19,005,996	$19,005,996
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)		0.14	48,030,249	48,030,249
				67,036,245

Total Short-Term Investments (Cost $67,471,561)				67,926,845

Total Investments in Securities (Cost $279,676,128)*	120.38%			318,619,447
Other Assets and Liabilities, Net	(20.38)			(53,940,843)

Total Net Assets	100.00%			$264,678,604

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investments.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $280,599,609 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,733,842
Gross unrealized depreciation	(8,714,004)

Net unrealized appreciation	$38,019,838

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Specialized Technology Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$249,022,621	$1,669,981	$0	$250,692,602

Short-term investments
Corporate bonds and notes	0	0	890,600	890,600
Investment companies	19,005,996	48,030,249	0	67,036,245

Total	$268,028,617	$49,700,230	$890,600	$318,619,447

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of March 31, 2011	$1,021,418
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	34,327
Purchases	0
Sales	(165,145)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of June 30, 2011	$890,600

Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$(34,879)

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 89.32%

Consumer Discretionary: 1.80%

Media: 1.80%
Comcast Corporation Class A (p)	267,500	$6,778,450

Energy: 11.38%

Oil, Gas & Consumable Fuels: 11.38%
Chesapeake Midstream LP	20,000	574,000
El Paso Corporation«	775,000	15,655,000
Enbridge Incorporated	100,000	3,246,000
EQT Corporation (p)	58,600	3,077,672
GeoResources Incorporated«†	100,000	2,249,000
Kodiak Oil & Gas Corporation«†	400,000	2,308,000
Markwest Energy Partners LP	75,000	3,618,000
Southwestern Energy Company†(p)	100,000	4,288,000
Spectra Energy Corporation	100,000	2,741,000
The Williams Companies Incorporated	170,000	5,142,500
		42,899,172

Financials: 7.00%

Commercial Banks: 0.01%
KeyCorp«	5,000	41,650

Consumer Finance: 5.38%
MasterCard Incorporated Class A (p)	25,000	7,533,500
Visa Incorporated Class A (p)	151,100	12,731,686
		20,265,186

Diversified Financial Services: 0.09%
Hicks Acquisition Company II Incorporated†(a)	35,000	357,000

REIT: 1.52%
American Assets Trust Incorporated	25,000	561,250
Colony Financial Incorporated«	150,000	2,710,500
Starwood Property Trust Incorporated	120,000	2,461,200
		5,732,950

Industrials: 0.13%
Building Products: 0.13%
Ameresco Incorporated Class A†	35,000	496,300

Information Technology: 0.90%

IT Services: 0.90%
Convergys Corporation«†	250,000	3,410,000

Materials: 1.38%

Chemicals: 0.33%
CVR Partners LP†	56,000	1,257,760

Metals & Mining: 1.05%
Cameco Corporation«	150,000	3,952,500

Telecommunication Services: 4.70%

Diversified Telecommunication Services: 3.22%
AT&T Incorporated (p)	150,000	4,711,500
Surewest Communications	25,000	418,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Diversified Telecommunication Services (continued)
Tele2 AB	100,000	$1,976,222
Verizon Communications Incorporated (p)	100,000	3,723,000
Windstream Corporation«	100,000	1,296,000
		12,124,722

Wireless Telecommunication Services: 1.48%
Portugal Telecom SGPS SA ADR«	48,600	478,224
Shenandoah Telecommunication«(i)	300,000	5,106,000
		5,584,224

Utilities: 62.03%

Electric Utilities: 22.80%
American Electric Power Company Incorporated	75,000	2,826,000
FirstEnergy Corporation	200,000	8,830,000
Great Plains Energy Incorporated	375,000	7,773,750
Hawaiian Electric Industries Incorporated«	150,000	3,609,000
ITC Holdings Corporation	100,000	7,177,000
Nextera Energy Incorporated	250,050	14,367,873
Northeast Utilities	450,000	15,826,500
NV Energy Incorporated	300,000	4,605,000
Portland General Electric Company«	250,000	6,320,000
PPL Corporation«	380,000	10,575,400
The Southern Company«	100,000	4,038,000
		85,948,523

Gas Utilities: 5.01%
National Fuel Gas Company (p)	250,000	18,200,000
NGL Energy Partners LP†	35,000	697,900
		18,897,900

Independent Power Producers & Energy Traders: 5.03%
Constellation Energy Group Incorporated (p)	500,000	18,980,000

Multi-Utilities: 27.06%
CenterPoint Energy Incorporated	250,000	4,837,500
CMS Energy Corporation«	950,000	18,705,500
Dominion Resources Incorporated«	275,000	13,274,250
MDU Resources Group Incorporated	300,000	6,750,000
PG&E Corporation	348,800	14,660,064
Public Service Enterprise Group Incorporated	250,000	8,160,000
SCANA Corporation«	200,000	7,874,000
Sempra Energy	300,000	15,864,000
Wisconsin Energy Corporation«	380,000	11,913,000
		102,038,314

Water Utilities: 2.13%
American Water Works Company Incorporated	200,000	5,890,000
Middlesex Water Company	50,000	929,000
Pennichuck Corporation	42,048	1,208,880
		8,027,880

Total Common Stocks (Cost $242,304,378)		336,792,531

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name			Expiration Date	Shares	Value
Warrants: 0.00%

Utilities: 0.00%

Independent Power Producers & Energy Traders: 0.00%
China Hydroelectric Corporation†			01/25/2014	30,000	$4,800

Total Warrants (Cost $36,000)					4,800

		Dividend Yield
Preferred Stocks: 4.17%

Utilities: 4.17%

Electric Utilities: 3.63%
Alabama Power Company		5.24%		142,000	3,521,600
Georgia Power Company		6.22		30,000	3,136,500
Interstate Power & Light Company		7.30		216,300	6,207,810
MidAmerican Energy Company		5.24		10,000	825,938
					13,691,848

Multi-Utilities: 0.54%
Pacific Gas & Electric Company		4.98		31,400	675,414
Scana Corporation		6.80		47,500	1,344,725
					2,020,139

Total Preferred Stocks (Cost $14,640,595)					15,711,987

		Yield
Short-Term Investments: 19.43%

Investment Companies: 19.43%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04		10,885,153	10,885,153
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)		0.14		62,371,307	62,371,307
Total Short-Term Investments (Cost $73,256,460)					73,256,460

Total Investments in Securities (Cost $330,237,433)*	112.92%				425,765,778
Other Assets and Liabilities, Net	(12.92)				(48,717,096)

Total Net Assets	100.00%				$377,048,682

(p)	All or a portion of this security is pledged as collateral for written options.
«	All or a portion of this security is on loan.
†	Non-income earning securities.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $330,211,407 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$98,298,854
Gross unrealized depreciation	(2,744,483)

Net unrealized appreciation	$95,554,371

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$336,435,531	$357,000	$0	$336,792,531
Warrants	0	4,800	0	4,800
Preferred stocks	14,886,049	825,938	0	15,711,987

Short-term investments
Investment companies	10,885,153	62,371,307	0	73,256,460

Total	$362,206,733	$63,559,045	$0	$425,765,778

As of June 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(609,075)	$0	$(609,075)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended June 30, 2011, the Fund entered into written options for hedging purposes.

During the three months ended June 30, 2011, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2011	11,935	$47,314
Options written	42,549	609,669
Options expired	(50,279)	(308,057)
Options terminated in closing purchase transactions	(1,157)	(128,811)
Options exercised	0	0

Options outstanding at June 30, 2011	3,048	$220,115

Open call options written at June 30, 2011 were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Market Value	Premiums Received
July 2011	AT&T Incorporated	5	$32	$20	$59
July 2011	Comcast Corporation Class A	150	25	7,950	3,559
July 2011	Constellation Energy Group Incorporated	563	38	19,705	15,175
July 2011	EQT Corporation	100	55	2,500	1,772
July 2011	MasterCard Incorporated Class A	180	290	241,200	19,680
July 2011	National Fuel Gas Company	950	75	161,500	118,539
July 2011	Southwestern Energy Company	550	43	39,600	42,231
July 2011	Verizon Communications Incorporated	300	37	12,600	4,018
July 2011	Visa Incorporated Class A	250	80	124,000	15,082

The Fund had average premiums received on written options in the amount of $88,729 during the three months ended June 30, 2011.

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.37%

Consumer Discretionary: 13.18%

Hotels, Restaurants & Leisure: 3.51%
Darden Restaurants Incorporated	53,000	$2,637,280
International Speedway Corporation Class A«	116,400	3,306,924
		5,944,204

Household Durables: 3.34%
NVR Incorporated†«	7,800	5,658,744

Specialty Retail: 4.21%
Best Buy Company Incorporated	113,400	3,561,894
Penske Auto Group Incorporated«	156,500	3,558,810
		7,120,704

Textiles, Apparel & Luxury Goods: 2.12%
Hanesbrands Incorporated†	125,800	3,591,590

Consumer Staples: 10.02%

Beverages: 2.79%
Coca-Cola Enterprises Incorporated	161,800	4,721,324

Food & Staples Retailing: 2.40%
Safeway Incorporated«	174,400	4,075,728

Food Products: 2.68%
Flowers Foods Incorporated«	205,800	4,535,832

Personal Products: 2.15%
Avon Products Incorporated«	130,200	3,645,600

Financials: 22.14%

Commercial Banks: 5.00%
City National Corporation	65,000	3,526,250
Umpqua Holdings Corporation	427,000	4,940,390
		8,466,640

Insurance: 17.14%
Arthur J. Gallagher & Company	100,900	2,879,686
Axis Capital Holdings Limited	126,000	3,900,960
Fidelity National Title Group Incorporated	260,500	4,100,270
RenaissanceRe Holdings Limited«	49,700	3,476,515
Stewart Information Services Corporation«	209,500	2,101,285
Torchmark Corporation	59,900	3,841,986
White Mountain Insurance Group Limited	12,200	5,125,952
Willis Group Holdings	87,600	3,601,236
		29,027,890

Health Care: 10.17%

Health Care Equipment & Supplies: 2.04%
West Pharmaceutical Services Incorporated«	79,000	3,457,040

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Health Care Providers & Services: 6.65%
Cardinal Health Incorporated	55,290	$2,511,272
MEDNAX Incorporated†	45,809	3,306,952
Quest Diagnostics Incorporated	92,000	5,437,200
		11,255,424

Pharmaceuticals: 1.48%
Hospira Incorporated†	44,200	2,504,372

Industrials: 21.84%

Building Products: 2.13%
Quanex Building Products Corporation	220,100	3,607,439

Commercial Services & Supplies: 10.86%
Cintas Corporation	132,200	4,366,566
G&K Services Incorporated Class A«	131,500	4,452,590
Republic Services Incorporated«	165,000	5,090,250
Steelcase Incorporated	392,600	4,471,714
		18,381,120

Industrial Conglomerates: 2.06%
Carlisle Companies Incorporated	71,000	3,495,330

Machinery: 6.79%
Albany International Corporation Class A	142,000	3,747,380
Harsco Corporation	107,600	3,507,760
Kennametal Incorporated	100,500	4,242,105
		11,497,245

Information Technology: 12.70%

Computers & Peripherals: 2.03%
Diebold Incorporated	110,900	3,439,009
Electronic Equipment & Instruments: 5.11%
Flextronics International Limited†«	634,500	4,073,490
Molex Incorporated«	177,700	4,579,329
		8,652,819

Semiconductors & Semiconductor Equipment: 5.56%
Lam Research Corporation†	116,000	5,136,480
Teradyne Incorporated†«	288,900	4,275,720
		9,412,200

Materials: 6.78%

Containers & Packaging: 4.60%
Bemis Company Incorporated«	119,600	4,040,088
Packaging Corporation of America	133,800	3,745,062
		7,785,150

Metals & Mining: 2.18%
Reliance Steel & Aluminum Company	33,500	1,663,275

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Metals & Mining (continued)
Worthington Industries Incorporated«	88,000	$2,032,800
		3,696,075

Utilities: 1.54%
Electric Utilities: 1.54%
Entergy Corporation	38,300	2,615,124
Total Common Stocks (Cost $135,875,465)		166,586,603

		Interest Rate	Maturity Date	Principal
Short-Term Investments: 23.67%

Corporate Bonds and Notes: 0.72%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$1,132,501	473,838
VFNC Corporation(a)††(i)(v)±		0.19	09/29/2011	1,321,646	740,122
					1,213,960

		Yield		Shares
Investment Companies: 22.95%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04		2,637,782	2,637,782
Wells Fargo Securities Lending Cash Investments, LLC(r)(v)(l)(u)		0.14		36,232,343	36,232,343
					38,870,125

Total Short-Term Investments (Cost $39,463,496)					40,084,085

Total Investments in Securities (Cost $175,338,961)*	122.04%				206,670,688
Other Assets and Liabilities, Net	(22.04)				(37,325,988)

Total Net Assets	100.00%				$169,344,700

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investments.
*	Cost for federal income tax purposes is $185,534,172 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,054,829
Gross unrealized depreciation	(3,918,313)

Net unrealized appreciation	$21,136,516

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE C&B Mid Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$166,586,603	$0	$0	$166,586,603
Short-term investments
Corporate bonds and notes	0	0	1,213,960	1,213,960
Investment companies	2,637,782	36,232,343	0	38,870,125

	$169,224,385	$36,232,343	$1,213,960	$206,670,688

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of September 30, 2010	$1,432,864
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	206,000
Purchases	0
Sales	(424,904)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of June 30, 2011	$1,213,960

Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$2,299

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.18%

Consumer Discretionary: 19.22%

Auto Components: 0.94%
BorgWarner Incorporated†«	138,000	$11,149,020

Diversified Consumer Services: 3.26%
Bridgepoint Education Incorporated†	764,000	19,100,000
Grand Canyon Education Incorporated†	1,395,000	19,781,100
		38,881,100

Hotels, Restaurants & Leisure: 1.88%
Royal Caribbean Cruises Limited†«	294,180	11,072,935
Texas Roadhouse Incorporated«	643,000	11,275,005
		22,347,940

Household Durables: 1.01%
Mohawk Industries Incorporated†	199,933	11,993,981

Internet & Catalog Retail: 1.11%
Liberty Media Corporation-Interactive Series A†	792,000	13,281,840

Media: 5.23%
Cablevision Systems Corporation New York Group Class A	324,000	11,732,040
Discovery Communications Incorporated Class A†	200,000	7,310,000
Interpublic Group of Companies Incorporated«	1,109,000	13,862,500
Scripps Networks Interactive Incorporated	289,000	14,126,320
Time Warner Cable Incorporated	196,707	15,351,014
		62,381,874

Specialty Retail: 5.79%
Ann Incorporated†	499,000	13,023,900
Express Incorporated	696,000	15,172,800
PetSmart Incorporated	324,000	14,699,880
Tractor Supply Company«	216,124	14,454,373
Urban Outfitters Incorporated†«	414,000	11,654,100
		69,005,053

Consumer Staples: 1.28%

Household Products: 1.28%
Church & Dwight Company Incorporated	376,000	15,243,040

Energy: 8.30%

Energy Equipment & Services: 3.72%
Cameron International Corporation†	293,000	14,734,970
Helmerich & Payne Incorporated«	242,000	16,001,040
Noble Corporation«	343,449	13,535,325
		44,271,335

Oil, Gas & Consumable Fuels: 4.58%
Alpha Natural Resources Incorporated†	303,000	13,768,320
Comstock Resources Incorporated†«	473,000	13,617,670
Newfield Exploration Company†	192,000	13,059,840

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corporation«	255,000	$14,152,500
		54,598,330

Financials: 14.62%

Capital Markets: 0.48%
Invesco Limited	242,068	5,664,391

Commercial Banks: 4.94%
CapitalSource Incorporated	2,773,000	17,885,850
City National Corporation	265,492	14,402,941
FirstMerit Corporation«	935,000	15,436,850
Glacier Bancorp Incorporated«	830,364	11,193,307
		58,918,948

Diversified Financial Services: 1.19%
NBH Holdings Corporation††(a)	790,300	14,225,400

Insurance: 2.40%
Reinsurance Group of America Incorporated	238,370	14,507,198
RenaissanceRe Holdings Limited	201,190	14,073,241
		28,580,439

REITs: 5.61%
BioMed Realty Trust Incorporated«	784,614	15,095,973
Camden Property Trust«	147,000	9,352,140
Campus Crest Communities Incorporated	808,531	10,462,391
DuPont Fabros Technology Incorporated«	311,896	7,859,779
Hersha Hospitality Trust	2,474,250	13,781,573
Mid-America Apartment Communities Incorporated	152,000	10,255,440
		66,807,296

Health Care: 10.36%

Health Care Equipment & Supplies: 4.60%
CareFusion Corporation†	477,000	12,960,090
DENTSPLY International Incorporated«	371,900	14,161,952
Hologic Incorporated†	718,000	14,482,060
Varian Medical Systems Incorporated†«	188,000	13,163,760
		54,767,862

Health Care Providers & Services: 2.37%
HealthSouth Rehabilitation Corporation†«	558,099	14,650,099
Universal Health Services Class B«	265,000	13,655,450
		28,305,549

Life Sciences Tools & Services: 2.26%
Parexel International Corporation†«	528,631	12,454,546
Pharmaceutical Product Development Incorporated	541,000	14,520,440
		26,974,986

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals: 1.13%
Hospira Incorporated†	238,000	$13,485,080

Industrials: 16.41%

Airlines: 1.77%
Alaska Air Group Incorporated†	220,000	15,061,200
United Continental Holdings Incorporated†	265,000	5,996,950
		21,058,150

Commercial Services & Supplies: 3.85%
Herman Miller Incorporated«	482,000	13,120,040
Republic Services Incorporated	475,000	14,653,750
Steelcase Incorporated«	1,589,600	18,105,544
		45,879,334

Construction & Engineering: 1.21%
AECOM Technology Corporation†	528,000	14,435,520

Electrical Equipment: 1.07%
AMETEK Incorporated	283,500	12,729,150

Industrial Conglomerates: 0.96%
Carlisle Companies Incorporated	233,700	11,505,051

Machinery: 5.18%
Harsco Corporation	115,023	3,749,750
Oshkosh Corporation†	477,184	13,809,705
Pentair Incorporated«	350,000	14,126,000
SPX Corporation«	182,000	15,044,120
Wabash National Corporation†«	1,600,000	14,992,000
		61,721,575

Road & Rail: 1.22%
Ryder System Incorporated	255,710	14,537,114

Trading Companies & Distributors: 1.15%
GATX Corporation«	369,000	13,697,280

Information Technology: 19.22%

Communications Equipment: 1.20%
Brocade Communications Systems Incorporated†	2,210,000	14,276,600

Computers & Peripherals: 0.78%
Diebold Incorporated	298,258	9,248,981

Electronic Equipment & Instruments: 3.19%
Ingram Micro Incorporated Class A†	796,480	14,448,147
Molex Incorporated Class A	563,057	12,094,464
Trimble Navigation Limited†	290,000	11,495,600
		38,038,211

IT Services: 5.70%
Alliance Data Systems Corporation†«	180,880	17,015,382
Amdocs Limited†	471,000	14,313,690
Cognizant Technology Solutions Corporation Class A†	153,000	11,221,020
Gartner Incorporated†	202,000	8,138,580

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
IT Services (continued)
Global Payments Incorporated	338,284	$17,252,484
		67,941,156

Semiconductors & Semiconductor Equipment: 3.87%
Integrated Device Technology Incorporated†	2,172,000	17,071,920
PMC-Sierra Incorporated†	1,928,000	14,594,960
Xilinx Incorporated«	395,000	14,405,650
		46,072,530

Software: 4.48%
Activision Blizzard Incorporated«	1,218,000	14,226,240
Ansys Incorporated†«	225,000	12,300,750
Nuance Communications Incorporated†«	750,000	16,102,500
Red Hat Incorporated†	236,000	10,832,400
		53,461,890

Materials: 6.57%

Chemicals: 2.42%
International Flavors & Fragrances Incorporated	240,000	15,417,600
Nalco Holding Company«	481,800	13,398,858
		28,816,458

Containers & Packaging: 2.48%
Crown Holdings Incorporated†	397,000	15,411,540
Packaging Corporation of America«	506,224	14,169,210
		29,580,750

Metals & Mining: 1.67%
Royal Gold Incorporated«	113,000	6,618,410
Steel Dynamics Incorporated«	820,000	13,325,000
		19,943,410

Telecommunication Services: 1.20%

Diversified Telecommunication Services: 1.20%
Time Warner Telecom Incorporated†«	697,000	14,309,409

Total Common Stocks (Cost $855,105,437)		1,158,136,033

	Interest Rate	Maturity Date	Principal
Short-Term Investments: 24.55%

Corporate Bonds and Notes: 0.41%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$4,543,004	1,900,793
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	5,301,752	2,968,981
				4,869,774

	Yield		Shares
Investment Companies: 24.14%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04		22,976,196	22,976,196

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE COMMON STOCK FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Common Stock Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,143,910,633	$0	$14,225,400	$1,158,136,033
Short-term investments
Corporate bonds and notes	0	0	4,869,774	4,869,774
Investment companies	22,976,196	264,740,234	0	287,716,430

	$1,166,886,829	$264,740,234	$19,095,174	$1,450,722,237

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Corporate bonds and notes	Total
Balance as of September 30, 2010	$11,078,247	$5,747,903	$16,826,150
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(479,487)	826,364	346,877
Purchases	3,626,640	0	3,626,640
Sales	0	(1,704,493)	(1,704,493)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of June 30, 2011	$14,225,400	$4,869,774	$19,095,174

Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$(479,487)	$9,222	$(470,265)

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 100.64%

Consumer Discretionary: 17.49%

Auto Components: 3.19%
BorgWarner Incorporated†«	220,700	$17,830,353
TRW Automotive Holdings Corporation†«	156,850	9,258,856
		27,089,209

Automobiles: 1.00%
Tesla Motors Incorporated†«	292,020	8,506,543

Household Durables: 1.53%
Tempur-Pedic International Incorporated†	191,400	12,980,748

Media: 4.32%
Interpublic Group of Companies Incorporated	1,108,200	13,852,500
National Cinemedia Incorporated	586,768	9,922,247
Virgin Media Incorporated«	433,100	12,962,683
		36,737,430

Specialty Retail: 6.15%
Dick’s Sporting Goods Incorporated†«	483,600	18,594,420
Foot Locker Incorporated	441,800	10,497,168
Vitamin Shoppe Incorporated†	297,000	13,590,720
Williams-Sonoma Incorporated	264,451	9,649,817
		52,332,125

Textiles, Apparel & Luxury Goods: 1.30%
Deckers Outdoor Corporation†	125,600	11,070,384

Energy: 8.71%

Energy Equipment & Services: 2.89%
Complete Production Services Incorporated†	256,400	8,553,504
Oil States International Incorporated†	200,700	16,037,937
		24,591,441

Oil, Gas & Consumable Fuels: 5.82%
Brigham Exploration Company†«	476,100	14,249,673
Concho Resources Incorporated†	93,100	8,551,235
Pioneer Natural Resources Company«	137,800	12,342,746
SandRidge Energy Incorporated†«	1,341,600	14,301,456
		49,445,110

Financials: 3.53%

Capital Markets: 1.84%
Affiliated Managers Group Incorporated†	135,700	13,766,765
LPL Investment Holdings Incorporated†«	55,524	1,899,476
		15,666,241

Diversified Financial Services: 1.69%
MSCI Incorporated†	380,000	14,318,400

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Health Care: 16.00%

Biotechnology: 3.74%
Alexion Pharmaceuticals Incorporated†«	304,000	$14,297,120
Amarin Corporation plc ADR†	258,500	3,740,495
Pharmasset Incorporated†	122,800	13,778,160
		31,815,775

Health Care Equipment & Supplies: 2.62%
Alere Incorporated†«	272,200	9,967,964
Sirona Dental Systems Incorporated†	232,059	12,322,333
		22,290,297

Health Care Providers & Services: 5.99%
AmerisourceBergen Corporation	297,300	12,308,220
Catalyst Health Solutions Incorporated†	285,500	15,936,610
HealthSpring Incorporated†	278,309	12,832,828
Lincare Holdings Incorporated«	336,200	9,840,574
		50,918,232

Health Care Technology: 1.24%
athenahealth Incorporated†«	257,100	10,566,810

Life Sciences Tools & Services: 1.46%
Bruker BioSciences Corporation†	610,500	12,429,780

Pharmaceuticals: 0.95%
Impax Laboratories Incorporated†	370,100	8,064,479

Industrials: 20.67%

Aerospace & Defense: 5.14%
Embraer SA ADR«	343,200	10,563,696
Transdigm Group Incorporated†	235,100	21,438,769
Triumph Group Incorporated	118,000	11,750,440
		43,752,905

Electrical Equipment: 1.10%
EnerSys†	271,100	9,331,262

Machinery: 6.82%
AGCO Corporation†	212,000	10,464,320
Graco Incorporated	337,900	17,118,014
Robbins & Myers Incorporated	200,400	10,591,140
Wabco Holdings Incorporated†	287,086	19,826,159
		57,999,633

Professional Services: 1.33%
Manpower Incorporated	211,600	11,352,340

Road & Rail: 4.60%
Hertz Global Holdings Incorporated†«	891,300	14,153,844
Kansas City Southern†	420,100	24,924,533
		39,078,377

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Trading Companies & Distributors: 1.68%
Wesco International Incorporated†«	263,800	$14,268,942

Information Technology: 28.11%

Communications Equipment: 3.12%
Acme Packet Incorporated†	192,800	13,521,064
Riverbed Technology Incorporated†	329,700	13,052,823
		26,573,887

Electronic Equipment & Instruments: 0.89%
Ciena Corporation†«	412,100	7,574,398

Internet Software & Services: 4.34%
Equinix Incorporated†	154,583	15,615,975
LogMeIn Incorporated†«	219,571	8,468,853
Mercadolibre Incorporated«	161,700	12,829,278
		36,914,106

IT Services: 2.10%
Gartner Incorporated†	442,300	17,820,267

Semiconductors & Semiconductor Equipment: 6.73%
ARM Holdings plc ADR	188,800	5,367,584
Atmel Corporation†	1,054,800	14,841,036
Avago Technologies Limited	360,000	13,680,000
NetLogic Microsystems Incorporated†«	577,200	23,330,424
		57,219,044

Software: 10.93%
Aspen Technology Incorporated†	389,900	6,698,482
Broadsoft Incorporated†«	347,200	13,238,736
Qlik Technologies Incorporated†	472,300	16,086,538
Reald Incorporated†«	274,737	6,426,098
Red Hat Incorporated†	320,800	14,724,720
SuccessFactors Incorporated†«	473,500	13,920,900
TIBCO Software Incorporated†	752,871	21,848,316
		92,943,790

Materials: 4.44%

Chemicals: 2.29%
Airgas Incorporated	278,500	19,506,140

Containers & Packaging: 2.15%
Crown Holdings Incorporated†	469,700	18,233,754

Telecommunication Services: 1.69%

Diversified Telecommunication Services: 1.20%
Iridium Communications Incorporated†«	1,174,650	10,160,723

Wireless Telecommunication Services: 0.49%
SBA Communications Corporation Class A†	110,200	4,208,538
Total Common Stocks (Cost $701,620,894)		855,761,110

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Short-Term Investments: 20.38%

Corporate Bonds and Notes: 0.23%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$1,848,375	$773,360
VFNC Corporation(a)(i)(v)††±		0.19	09/29/2011	2,157,080	1,207,965
					1,981,325

		Yield		Shares
Investment Companies: 20.15%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04		9,433,743	9,433,743
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)		0.14		161,915,864	161,915,864
					171,349,607

Total Short-Term Investments (Cost $172,318,058)		173,330,932
Total Investments in Securities (Cost $873,938,952)*	121.02%				1,029,092,042
Other Assets and Liabilities, Net	(21.02)				(178,724,504)

Total Net Assets	100.00%				$850,367,538

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan .
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $875,708,547 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$167,880,430
Gross unrealized depreciation	(14,496,935)

Net unrealized appreciation	$153,383,495

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE DISCOVERY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Discovery Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$855,761,110	$0	$0	$855,761,110
Short-term investments
Corporate bonds and notes	0	0	1,981,325	1,981,325
Investment companies	9,433,743	161,915,864	0	171,349,607

	$865,194,853	$161,915,864	$1,981,325	$1,029,092,042

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of September 30, 2010	$2,338,602
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	336,216
Purchases	0
Sales	(693,493)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of June 30, 2011	$1,981,325

Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$3,752

WELLS FARGO ADVANTAGE ENTERPRISE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 99.56%

Consumer Discretionary: 17.84%

Auto Components: 3.19%
BorgWarner Incorporated†«	69,700	$5,631,063
TRW Automotive Holdings Corporation†	59,400	3,506,382
		9,137,445

Household Durables: 1.40%
Tempur-Pedic International Incorporated†	59,000	4,001,380
Internet & Catalog Retail: 2.56%
Netflix Incorporated†«	11,700	3,073,473
priceline.com Incorporated†	8,300	4,249,019
		7,322,492

Media: 5.84%
CBS Corporation Class B	182,500	5,199,425
Discovery Communications Incorporated Class A†	105,800	3,866,990
Interpublic Group of Companies Incorporated	341,700	4,271,250
Virgin Media Incorporated«	112,100	3,355,153
		16,692,818

Specialty Retail: 3.31%
Dick’s Sporting Goods Incorporated†	158,000	6,075,100
Williams-Sonoma Incorporated	92,600	3,378,974
		9,454,074

Textiles, Apparel & Luxury Goods: 1.54%
Coach Incorporated	68,700	4,391,991

Energy: 10.43%

Energy Equipment & Services: 4.23%
Cameron International Corporation†	81,600	4,103,664
Complete Production Services Incorporated†	85,600	2,855,616
Oil States International Incorporated†	64,100	5,122,231
		12,081,511

Oil, Gas & Consumable Fuels: 6.20%
Concho Resources Incorporated†	29,800	2,737,130
Newfield Exploration Company†	85,500	5,815,710
Pioneer Natural Resources Company	59,900	5,365,243
SandRidge Energy Incorporated†	357,500	3,810,950
		17,729,033

Financials: 4.95%

Capital Markets: 2.29%
Ameriprise Financial Incorporated	37,100	2,139,928
LPL Investment Holdings Incorporated†«	19,552	668,874
TD Ameritrade Holding Corporation«	190,800	3,722,508
		6,531,310

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ENTERPRISE FUND

Security Name	Shares	Value
Consumer Finance: 1.42%
Discover Financial Services	151,700	$4,057,975

Diversified Financial Services: 1.24%
MSCI Incorporated†	94,400	3,556,992

Health Care: 12.97%

Biotechnology: 2.34%
Alexion Pharmaceuticals Incorporated†	101,710	4,783,421
Vertex Pharmaceuticals Incorporated†	36,515	1,898,415
		6,681,836

Health Care Equipment & Supplies: 2.54%
Alere Incorporated†«	93,000	3,405,660
Sirona Dental Systems Incorporated†	72,900	3,870,990
		7,276,650

Health Care Providers & Services: 4.75%
AmerisourceBergen Corporation	111,300	4,607,820
Humana Incorporated	52,300	4,212,242
Laboratory Corporation of America Holdings†	49,100	4,752,389
		13,572,451

Health Care Technology: 1.88%
Cerner Corporation†«	88,000	5,377,680

Life Sciences Tools & Services: 1.46%
Illumina Incorporated†	55,600	4,178,340

Industrials: 18.34%

Aerospace & Defense: 3.43%
Embraer SA ADR	116,300	3,579,714
Transdigm Group Incorporated†	68,100	6,210,039
		9,789,753

Electrical Equipment: 1.99%
Rockwell Automation Incorporated	65,685	5,698,831

Machinery: 6.07%
AGCO Corporation†	70,900	3,499,624
Cummins Incorporated	35,091	3,631,568
Gardner Denver Incorporated	49,688	4,176,276
Wabco Holdings Incorporated†	87,660	6,053,800
		17,361,268

Professional Services: 0.97%
Manpower Incorporated	51,700	2,773,705

Road & Rail: 4.41%
Hertz Global Holdings Incorporated†«	283,100	4,495,628
Kansas City Southern†	136,510	8,099,138
		12,594,766

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE ENTERPRISE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Trading Companies & Distributors: 1.47%
WESCO International Incorporated†«	77,600	$4,197,384
Information Technology: 29.67%

Communications Equipment: 2.67%
Acme Packet Incorporated†	56,600	3,969,358
F5 Networks Incorporated†	33,300	3,671,325
		7,640,683

Electronic Equipment & Instruments: 2.82%
Agilent Technologies Incorporated†	107,520	5,495,347
Ciena Corporation†«	140,400	2,580,552
		8,075,899

Internet Software & Services: 2.61%
Equinix Incorporated†	39,264	3,966,449
Mercadolibre Incorporated	44,200	3,506,828
		7,473,277

IT Services: 5.79%
Cognizant Technology Solutions Corporation Class A†	82,495	6,050,183
Gartner Incorporated†	137,620	5,544,710
Teradata Corporation†	82,300	4,954,460
		16,549,353

Semiconductors & Semiconductor Equipment: 6.57%
ARM Holdings plc ADR	132,800	3,775,504
Atmel Corporation†	277,100	3,898,797
Avago Technologies Limited	124,900	4,746,200
NetLogic Microsystems Incorporated†	157,200	6,354,024
		18,774,525

Software: 9.21%
Autodesk Incorporated†	93,100	3,593,660
Citrix Systems Incorporated†	86,100	6,888,000
Red Hat Incorporated†	109,000	5,003,100
Salesforce.com Incorporated†	29,400	4,380,012
TIBCO Software Incorporated†	222,400	6,454,048
		26,318,820

Materials: 3.90%

Chemicals: 1.87%
Airgas Incorporated	76,435	5,353,507

Containers & Packaging: 2.03%
Crown Holdings Incorporated†	149,100	5,788,062

Telecommunication Services: 1.46%

Wireless Telecommunication Services: 1.46%
American Tower Corporation Class A†	79,564	4,163,584

Total Common Stocks (Cost $240,973,701)		284,597,395

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)	Wells Fargo Advantage enterprise Fund

Security Name	Yield	Maturity Date	Principal	Value
Short-Term Investments: 8.03%

Corporate Bonds and Notes: 0.68%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,817,343	$760,376
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	2,120,866	1,187,685
				1,948,061

			Shares
Investment Companies: 7.35%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04		368,687	368,687
Wells Fargo Securities Lending Cash Investments, LLC(r)(v)(l)(u)	0.14		20,649,533	20,649,533

				21,018,220

Total Short-Term Investments (Cost $21,970,412)				22,966,281

Total Investments in Securities (Cost $262,944,113)*	107.59%			307,563,676
Other Assets and Liabilities, Net	(7.59)			(21,693,123)

Total Net Assets	100.00%			$285,870,553

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investments.
*	Cost for federal income tax purposes is $262,953,803 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,787,847
Gross unrealized depreciation	(5,177,974)

Net unrealized appreciation	$44,609,873

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE ENTERPRISE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Enterprise Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash

Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$284,597,395	$0	$0	$284,597,395
Short-term investments
Corporate bonds and notes	0	0	1,948,061	1,948,061
Investment companies	368,687	20,649,533	0	21,018,220

	$284,966,082	$20,649,533	$1,948,061	$307,563,676

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of September 30, 2010	$2,299,340
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	330,571
Purchases	0
Sales	(681,850)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of June 30, 2011	$1,948,061

Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$3,689

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

Security Name	Shares	Value
Common Stocks: 100.70%

Consumer Discretionary: 17.49%

Auto Components: 3.18%
BorgWarner Incorporated†«	7,400	$597,846
TRW Automotive Holdings Corporation†«	5,300	312,859
		910,705

Automobiles: 1.00%
Tesla Motors Incorporated†«	9,867	287,426

Household Durables: 1.52%
Tempur-Pedic International Incorporated†	6,400	434,048

Media: 4.33%
Interpublic Group of Companies Incorporated	37,440	468,000
National CineMedia Incorporated	19,783	334,531
Virgin Media Incorporated	14,600	436,978
		1,239,509

Specialty Retail: 6.17%
Dick’s Sporting Goods Incorporated†	16,340	628,273
Foot Locker Incorporated	14,900	354,024
Vitamin Shoppe Incorporated†	10,000	457,600
Williams-Sonoma Incorporated	8,900	324,761
		1,764,658

Textiles, Apparel & Luxury Goods: 1.29%
Deckers Outdoor Corporation†	4,200	370,188

Energy: 8.69%

Energy Equipment & Services: 2.88%
Complete Production Services Incorporated†	8,700	290,232
Oil States International Incorporated†«	6,700	535,397
		825,629

Oil, Gas & Consumable Fuels: 5.81%
Brigham Exploration Company†	16,130	482,771
Concho Resources Incorporated†	3,100	284,735
Pioneer Natural Resources Company	4,600	412,022
SandRidge Energy Incorporated†	45,300	482,898
		1,662,426

Financials: 5.08%

Capital Markets: 1.86%
Affiliated Managers Group Incorporated†	4,600	466,670
LPL Investment Holdings Incorporated†«	1,938	66,299
		532,969

Diversified Financial Services: 1.68%
MSCI Incorporated†	12,800	482,304

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

Security Name	Shares	Value
Insurance: 1.54%
HealthSpring Incorporated†	9,537	$439,751

Health Care: 14.38%

Biotechnology: 3.60%
Alexion Pharmaceuticals Incorporated†«	9,700	456,191
Amarin Corporation plc ADR†	7,900	114,313
Pharmasset Incorporated†	4,100	460,020
		1,030,524

Health Care Equipment & Supplies: 3.80%
Alere Incorporated†«	9,200	336,904
Lincare Holdings Incorporated	11,400	333,678
Sirona Dental Systems Incorporated†	7,840	416,304
		1,086,886

Health Care Providers & Services: 3.32%
AmerisourceBergen Corporation	10,000	414,000
Catalyst Health Solutions Incorporated†	9,600	535,872
		949,872

Health Care Technology: 1.25%
Athenahealth Incorporated†«	8,700	357,570

Life Sciences Tools & Services: 1.46%
Bruker BioSciences Corporation†	20,600	419,416

Pharmaceuticals: 0.95%
Impax Laboratories Incorporated†	12,500	272,375

Industrials: 20.75%

Aerospace & Defense: 5.16%
Embraer SA ADR	11,600	357,048
Transdigm Group Incorporated†	7,900	720,401
Triumph Group Incorporated	4,000	398,320
		1,475,769

Commercial Services & Supplies: 1.32%
Manpower Incorporated	7,070	379,306

Electrical Equipment: 1.11%
EnerSys Incorporated†	9,200	316,664

Machinery: 6.85%
AGCO Corporation†	7,200	355,392
Graco Incorporated	11,400	577,524
Robbins & Myers Incorporated	6,800	359,380
Wabco Holdings Incorporated†	9,700	669,882
		1,962,178

Road & Rail: 4.63%
Hertz Global Holdings Incorporated†«	30,090	477,829
Kansas City Southern†	14,300	848,419
		1,326,248

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

Security Name	Shares	Value
Trading Companies & Distributors: 1.68%
Wesco International Incorporated†	8,870	$479,778

Information Technology: 28.15%

Communications Equipment: 4.02%
Acme Packet Incorporated†	6,500	455,845
Ciena Corporation†	13,900	255,482
Riverbed Technology Incorporated†	11,100	439,449
		1,150,776

Internet Software & Services: 4.36%
Equinix Incorporated†	5,200	525,304
LogMeIn Incorporated†«	7,403	285,534
Mercadolibre Incorporated	5,500	436,370
		1,247,208

IT Services: 2.11%
Gartner Incorporated†	14,996	604,189

Semiconductors & Semiconductor Equipment: 6.74%
ARM Holdings plc ADR	6,400	181,952
Atmel Corporation†	35,300	496,671
Avago Technologies Limited	12,200	463,600
NetLogic Microsystems Incorporated†	19,500	788,190
		1,930,413

Software: 10.92%
Aspen Technology Incorporated†	13,100	225,058
Broadsoft Incorporated†«	11,500	438,495
Qlik Technologies Incorporated†	16,000	544,960
Reald Incorporated†«	9,267	216,755
Red Hat Incorporated†	10,800	495,720
SuccessFactors Incorporated†	15,771	463,667
TIBCO Software Incorporated†	25,600	742,912
		3,127,567

Materials: 4.46%

Chemicals: 2.30%
Airgas Incorporated	9,400	658,376

Containers & Packaging: 2.16%
Crown Holdings Incorporated†	15,900	617,238

Telecommunication Services: 1.70%

Diversified Telecommunication Services: 1.20%
Iridium Communications Incorporated†«	39,700	343,405

Wireless Telecommunication Services: 0.50%
SBA Communications Corporation Class A†	3,750	143,212

Total Common Stocks (Cost $26,564,169)		28,828,583

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS – June 30, 2011) (UNAUDITED)

WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

Security Name		Yield	Shares	Value
Short-Term Investments: 15.48%

Investment Companies: 15.48%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04%	415,953	$415,953
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)		0.14	4,014,669	4,014,669
Total Short-Term Investments (Cost $4,430,622)				4,430,622

Total Investments in Securities (Cost $30,994,791)*	116.18%			33,259,205
Other Assets and Liabilities, Net	(16.18)			(4,632,462)

Total Net Assets	100.00%			$28,626,743

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
* Cost	for federal income tax purposes is $31,003,248 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,917,087
Gross unrealized depreciation	(661,130)

Net unrealized appreciation	$2,255,957

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Growth Opportunities Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities

Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$28,828,583	$0	$0	$28,828,583
Short-term investments
Investment companies	415,953	4,014,669	0	4,430,622

	$29,244,536	$4,014,669	$0	$33,259,205

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS —June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.77%

Consumer Discretionary: 16.56%

Auto Components: 3.25%
BorgWarner Incorporated†«	129,500	$10,462,305
TRW Automotive Holdings Corporation†«	113,100	6,676,293
		17,138,598

Household Durables: 1.45%
Tempur-Pedic International Incorporated†	113,100	7,670,442

Internet & Catalog Retail: 2.59%
Netflix Incorporated†«	22,100	5,805,449
priceline.com Incorporated†	15,400	7,883,722
		13,689,171

Media: 5.89%
CBS Corporation Class B	340,600	9,703,694
Discovery Communications Incorporated Class A†	200,700	7,335,585
Interpublic Group of Companies Incorporated	625,500	7,818,750
Virgin Media Incorporated«	207,200	6,201,496
		31,059,525

Specialty Retail: 3.38%
Dick’s Sporting Goods Incorporated†	297,091	11,423,149
Williams-Sonoma Incorporated	176,300	6,433,187
		17,856,336

Energy: 10.71%

Energy Equipment & Services: 4.34%
Cameron International Corporation†	153,200	7,704,428
Complete Production Services Incorporated†	164,800	5,497,728
Oil States International Incorporated†«	121,500	9,709,065
		22,911,221

Oil, Gas & Consumable Fuels: 6.37%
Concho Resources Incorporated†	57,400	5,272,190
Newfield Exploration Company†	162,400	11,046,448
Pioneer Natural Resources Company	115,200	10,318,464
SandRidge Energy Incorporated†«	653,800	6,969,508
		33,606,610

Financials: 5.07%

Capital Markets: 2.32%
Ameriprise Financial Incorporated	68,900	3,974,152
LPL Investment Holdings Incorporated†«	35,375	1,210,179
TD Ameritrade Holding Corporation«	362,400	7,070,424
		12,254,755

Consumer Finance: 1.47%
Discover Financial Services	289,800	7,752,150

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Diversified Financial Services: 1.28%
MSCI Incorporated†	178,700	$6,733,416

Health Care: 13.21%

Biotechnology: 2.43%
Alexion Pharmaceuticals Incorporated†«	196,000	9,217,880
Vertex Pharmaceuticals Incorporated†«	69,700	3,623,703
		12,841,583

Health Care Equipment & Supplies: 2.60%
Alere Incorporated†«	176,885	6,477,529
Sirona Dental Systems Incorporated†	136,700	7,258,770
		13,736,299

Health Care Providers & Services: 4.75%
AmerisourceBergen Corporation	207,106	8,574,188
Humana Incorporated	96,500	7,772,110
Laboratory Corporation of America Holdings†	90,078	8,718,650
		25,064,948

Health Care Technology: 1.96%
Cerner Corporation†«	168,800	10,315,368

Life Sciences Tools & Services: 1.47%
Illumina Incorporated†	103,000	7,740,450

Industrials: 18.56%

Aerospace & Defense: 3.44%
Embraer SA ADR	218,700	6,731,586
Transdigm Group Incorporated†	125,152	11,412,611
		18,144,197

Electrical Equipment: 2.07%
Rockwell Automation Incorporated	125,700	10,905,732

Machinery: 6.08%
AGCO Corporation†	131,680	6,499,725
Cummins Incorporated	63,700	6,592,313
Gardner Denver Incorporated	91,973	7,730,331
Wabco Holdings Incorporated†	162,821	11,244,418
		32,066,787

Professional Services: 1.01%
Manpower Incorporated	99,700	5,348,905

Road & Rail: 4.44%
Hertz Global Holdings Incorporated†«	528,000	8,384,640
Kansas City Southern†	253,700	15,052,021
		23,436,661

Trading Companies & Distributors: 1.52%
Wesco International Incorporated†«	148,200	8,016,138

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Information Technology: 29.15%

Communications Equipment: 2.71%
Acme Packet Incorporated†«	107,100	$7,510,923
F5 Networks Incorporated†	61,600	6,791,400
		14,302,323

Electronic Equipment & Instruments: 2.86%
Agilent Technologies Incorporated†	198,900	10,165,779
Ciena Corporation†«	266,500	4,898,270
		15,064,049

Internet Software & Services: 1.66%
Equinix Incorporated†	22,586	2,281,087
Mercadolibre Incorporated	81,800	6,490,012
		8,771,099

IT Services: 5.91%
Cognizant Technology Solutions Corporation Class A†	153,200	11,235,688
Gartner Incorporated†	261,978	10,555,094
Teradata Corporation†	156,300	9,409,260
		31,200,042

Semiconductors & Semiconductor Equipment: 6.73%
ARM Holdings plc ADR	252,200	7,170,046
Atmel Corporation†	526,600	7,409,262
Avago Technologies Limited	240,375	9,134,250
NetLogic Microsystems Incorporated†	291,200	11,770,304
		35,483,862

Software: 9.28%
Autodesk Incorporated†	175,800	6,785,880
Citrix Systems Incorporated†	159,900	12,792,000
Red Hat Incorporated†	206,500	9,478,350
Salesforce.com Incorporated†«	54,000	8,044,920
TIBCO Software Incorporated†	409,218	11,875,506
		48,976,656

Materials: 4.02%

Chemicals: 1.94%
Airgas Incorporated	146,100	10,232,844

Containers & Packaging: 2.08%
Crown Holdings Incorporated†	282,580	10,969,754

Telecommunication Services: 1.49%

Wireless Telecommunication Services: 1.49%
American Tower Corporation Class A†	150,200	7,859,966

Total Common Stocks (Cost $491,442,876)		521,149,887

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Short-Term Investments: 14.30%
Corporate Bonds and Notes: 0.16%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$772,261	$323,114
VFNC Corporation(a)††(i)(v)±		0.19	09/29/2011	901,241	504,695

					827,809

		Yield			Shares
Investment Companies: 14.14%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04		1,181,809	1,181,809
Wells Fargo Securities Lending Cash Investments, LLC(r)(v)(l)(u)		0.14		73,454,705	73,454,705
					74,636,514

Total Short-Term Investments (Cost $75,041,138)					75,464,323

Total Investments in Securities (Cost $566,484,014)*	113.07%				596,614,210
Other Assets and Liabilities, Net	(13.07)				(68,977,538)

Total Net Assets	100.00%				$527,636,672

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
†	Non-income earning securities
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investments.
*	Cost for federal income tax purposes is $566,833,713 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,081,319
Gross unrealized depreciation	(10,300,822)

Net unrealized appreciation	$29,780,497

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Mid Cap Growth Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$521,149,887	$0	$0	$521,149,887
Short-term investments
Corporate bonds and notes	0	0	827,809	827,809
Investment companies	1,181,809	73,454,705	0	74,636,514

	$522,331,696	$73,454,705	$827,809	$596,614,210

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of September 30, 2010	$977,081
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	140,473
Purchases	0
Sales	(289,745)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of June 30, 2011	$827,809

Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$1,568

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.65%

Consumer Discretionary: 19.53%

Auto Components: 1.23%
Johnson Controls Incorporated	444,500	$18,517,870

Diversified Consumer Services: 1.40%
Apollo Group Incorporated Class A†	481,111	21,014,928

Hotels, Restaurants & Leisure: 2.31%
Carnival Corporation	455,000	17,121,650
Darden Restaurants Incorporated«	351,900	17,510,544
		34,632,194

Household Durables: 0.63%
Whirlpool Corporation«	117,000	9,514,440

Internet & Catalog Retail: 1.24%
Liberty Media Corporation-Interactive Series A†	1,109,900	18,613,023

Media: 6.71%
Cablevision Systems Corporation New York Group Class A	408,200	14,780,922
Comcast Corporation Class A	893,100	21,639,813
Discovery Communications Incorporated†	339,228	12,398,783
Liberty Global Incorporated Series A†«	382,000	17,205,280
Omnicom Group Incorporated«	407,800	19,639,648
Scripps Networks Interactive Incorporated	310,550	15,179,684
		100,844,130

Multiline Retail: 5.03%
Best Buy Company Incorporated«	561,000	17,621,010
Kohl’s Corporation	394,300	19,718,943
Nordstrom Incorporated	428,017	20,091,118
Target Corporation	387,100	18,158,861
		75,589,932

Specialty Retail: 0.98%
Staples Incorporated	927,200	14,649,760

Consumer Staples: 3.85%

Food & Staples Retailing: 1.44%
Kroger Company	869,800	21,571,040

Food Products: 1.09%
General Mills Incorporated	438,400	16,317,248

Household Products: 1.32%
Church & Dwight Company Incorporated«	491,000	19,905,140

Energy: 8.38%

Energy Equipment & Services: 4.30%
National Oilwell Varco Incorporated	328,600	25,699,806
Transocean Limited	296,500	19,142,040
Weatherford International Limited†	1,055,600	19,792,500
		64,634,346

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels: 4.08%
Apache Corporation	102,600	$12,659,814
Peabody Energy Corporation	166,600	9,814,406
Range Resources Corporation«	349,063	19,372,997
Southwestern Energy Company†«	451,300	19,351,744
		61,198,961

Financials: 15.03%

Capital Markets: 2.45%
INVESCO Limited	775,497	18,146,630
TD Ameritrade Holding Corporation	952,322	18,579,802
		36,726,432

Commercial Banks: 3.90%
Branch Banking & Trust Corporation«	786,339	21,105,339
City National Corporation«	338,737	18,376,482
Fifth Third Bancorp	1,501,602	19,145,426
		58,627,247

Consumer Finance: 1.23%
MasterCard Incorporated	61,500	18,532,410

Insurance: 4.59%
ACE Limited	213,200	14,032,824
Reinsurance Group of America Incorporated	310,700	18,909,202
RenaissanceRe Holdings Limited	261,000	18,256,950
The Progressive Corporation«	825,614	17,651,627
		68,850,603

REIT: 2.86%
Apartment Investment & Management Company Class A	121,309	3,097,019
BioMed Realty Trust Incorporated«	997,316	19,188,360
Equity Residential«	112,579	6,754,740
LaSalle Hotel Properties«	529,000	13,933,860
		42,973,979

Health Care: 9.94%

Health Care Equipment & Supplies: 3.88%
C.R. Bard Incorporated«	165,200	18,148,872
Covidien plc	410,600	21,856,238
Zimmer Holdings Incorporated†	289,000	18,264,800
		58,269,910

Health Care Providers & Services: 2.36%
Health Management Associates Incorporated Class A†	1,693,500	18,255,930
McKesson Corporation	206,000	17,231,900
		35,487,830

Life Sciences Tools & Services: 3.70%
Covance Incorporated†	269,000	15,970,530
Thermo Fisher Scientific Incorporated†	307,400	19,793,486

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corporation†	207,000	$19,818,180
		55,582,196

Industrials: 17.62%

Aerospace & Defense: 1.09%
Embraer SA ADR	530,000	16,313,400

Airlines: 1.67%
Delta Air Lines Incorporated†	1,910,000	17,514,700
United Continental Holdings Incorporated†«	337,000	7,626,310
		25,141,010

Building Products: 1.20%
Masco Corporation«	1,496,500	18,002,895

Commercial Services & Supplies: 3.26%
Avery Dennison Corporation	320,000	12,361,600
Manpower Incorporated	326,647	17,524,612
Republic Services Incorporated	619,700	19,117,745
		49,003,957

Construction & Engineering: 1.30%
Jacobs Engineering Group Incorporated†	450,600	19,488,450

Electrical Equipment: 1.63%
AMETEK Incorporated	395,600	17,762,440
Rockwell Automation Incorporated«	76,570	6,643,213
		24,405,653

Machinery: 4.99%
Dover Corporation«	288,200	19,539,960
Illinois Tool Works Incorporated	362,200	20,460,678
Oshkosh Corporation†	631,162	18,265,828
Pall Corporation	297,800	16,745,294
		75,011,760

Road & Rail: 2.48%
Hertz Global Holdings Incorporated†«	1,265,000	20,088,200
J.B. Hunt Transport Services Incorporated	363,882	17,135,203
		37,223,403

Information Technology: 17.05%

Communications Equipment: 1.64%
Polycom Incorporated†«	383,500	24,659,050

Computers & Peripherals: 1.02%
NetApp Incorporated†«	289,400	15,274,532

Electronic Equipment & Instruments: 1.21%
Amphenol Corporation Class A	337,700	18,232,423

Internet Software & Services: 2.53%
Akamai Technologies Incorporated†«	546,500	17,198,355

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name			Shares	Value
Internet Software & Services (continued)
Equinix Incorporated†«			205,300	$20,739,406
				37,937,761

IT Services: 3.01%
Alliance Data Systems Corporation†«			229,925	21,629,045
Global Payments Incorporated			463,303	23,628,453
				45,257,498

Semiconductors & Semiconductor Equipment: 5.49%
Altera Corporation			386,400	17,909,640
ARM Holdings plc			2,004,000	18,911,972
Avago Technologies Limited			526,000	19,988,000
Microsemi Corporation†			187,255	3,838,728
ON Semiconductor Corporation†			2,085,500	21,835,185
				82,483,525

Software: 2.15%
Autodesk Incorporated†			442,000	17,061,200
Red Hat Incorporated†			329,800	15,137,820
				32,199,020

Materials: 6.37%

Chemicals: 1.75%
Praxair Incorporated			242,200	26,252,058

Containers & Packaging: 2.70%
Bemis Company Incorporated«			595,000	20,099,100
Crown Holdings Incorporated†			527,300	20,469,786
				40,568,886

Metals & Mining: 1.92%
Agnico-Eagle Mines Limited«			142,100	8,970,773
United States Steel Corporation«			432,000	19,889,280
				28,860,053

Telecommunication Services: 0.88%

Wireless Telecommunication Services: 0.88%
American Tower Corporation Class A†			251,500	13,160,994

Total Common Stocks (Cost $1,056,463,470)				1,481,529,947

	Interest Rate	Maturity Date	Principal
Short-Term Investments: 17.29%

Corporate Bonds and Notes: 0.35%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$4,855,290	2,031,453
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	5,666,195	3,173,069
				5,204,522

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name		Yield	Shares	Value
Investment Companies: 16.94%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04%	16,081,732	$16,081,732
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)		0.14	238,385,072	238,385,072
				254,466,804

Total Short-Term Investments (Cost $257,010,720)				259,671,326

Total Investments in Securities (Cost $1,313,474,190)*	115.94%			1,741,201,273
Other Assets and Liabilities, Net	(15.94)			(239,433,404)

Total Net Assets	100.00%			$1,501,767,869

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
±	Variable rate investments.
*	Cost for federal income tax purposes is $1,331,680,584 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$438,421,889
Gross unrealized depreciation	(28,901,200)

Net unrealized appreciation	$409,520,689

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Opportunity Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub- adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented.

Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,481,529,947	$0	$0	$1,481,529,947
Short-term investments
Corporate bonds and notes	0	0	5,204,522	5,204,522
Investment companies	16,081,732	238,385,072	0	254,466,804

	$1,497,611,679	$238,385,072	$5,204,522	$1,741,201,273

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of September 30, 2010	$6,143,013
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	883,169
Purchases	0
Sales	(1,821,660)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of June 30, 2011	$5,204,522

Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$9,856

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

Security Name	Shares	Value
Common Stocks: 98.84%

Consumer Discretionary: 9.93%

Hotels, Restaurants & Leisure: 1.99%
Domino’s Pizza Incorporated†	27,815	$702,051

Multiline Retail: 3.29%
Big Lots Incorporated†	14,435	478,520
Family Dollar Stores Incorporated	13,040	685,382
		1,163,902

Specialty Retail: 1.97%
Ross Stores Incorporated	8,675	695,041

Textiles, Apparel & Luxury Goods: 2.68%
Wolverine Worldwide Incorporated	22,720	948,560

Consumer Staples: 1.96%

Food Products: 1.96%
Fresh Del Monte Produce Incorporated	25,925	691,420

Energy: 9.95%

Energy Equipment & Services: 6.35%
Core Laboratories NV	6,235	695,452
Helmerich & Payne Incorporated«	11,470	758,396
Patterson-UTI Energy Incorporated	24,920	787,721
		2,241,569

Oil, Gas & Consumable Fuels: 3.60%
Cimarex Energy Company	6,970	626,742
Whiting Petroleum Corporation†	11,360	646,498
		1,273,240

Financials: 19.23%

Capital Markets: 4.24%
Financial Engines Incorporated†«	35,315	915,365
Raymond James Financial Incorporated	18,085	581,433
		1,496,798

Commercial Banks: 3.23%
Commerce Bancshares Incorporated«	13,270	570,610
Cullen Frost Bankers Incorporated«	10,035	570,490
		1,141,100

Diversified Financial Services: 1.36%
NASDAQ OMX Group Incorporated†	19,025	481,333

Insurance: 3.65%
American Financial Group Incorporated	19,820	707,376
HCC Insurance Holdings Incorporated	18,455	581,333
		1,288,709

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

Security Name	Shares	Value
Real Estate Management & Development: 2.11%
CB Richard Ellis Group Incorporated Class A†	29,740	$746,771

REIT: 4.64%
Digital Reality Trust Incorporated«	15,525	959,135
Sabra Health Care REIT Incorporated	40,755	681,016
		1,640,151

Health Care: 14.12%

Biotechnology: 1.95%
Momenta Pharmaceuticals Incorporated	35,495	690,733

Health Care Providers & Services: 5.75%
AmerisourceBergen Corporation«	16,365	677,511
Laboratory Corporation of America Holdings†«	7,360	712,374
Magellan Health Services Incorporated†	11,740	642,648
		2,032,533

Life Sciences Tools & Services: 2.47%
Waters Corporation†	9,105	871,713

Pharmaceuticals: 3.95%
Endo Pharmaceuticals Holdings Incorporated†«	17,620	707,795
The Medicines Company†	41,625	687,229
		1,395,024

Industrials: 12.54%

Air Freight & Logistics: 1.86%
Atlas Air Worldwide Holdings Incorporated†	11,045	657,288

Commercial Services & Supplies: 1.64%
Brink’s Company	19,395	578,553

Electrical Equipment: 3.47%
Polypore International Incorporated†«	18,100	1,227,904

Machinery: 4.33%
Nordson Corporation	13,160	721,826
Pall Corporation	14,375	808,306
		1,530,132

Professional Services: 1.24%
Dolan Media Company†«	51,740	438,238

Information Technology: 19.94%

Communications Equipment: 4.42%
Cogo Group Incorporated†«	44,825	239,366
Harris Corporation«	11,700	527,202
InterDigital Incorporated«	19,475	795,554
		1,562,122

Electronic Equipment & Instruments: 2.47%
Vishay Intertechnology Incorporated†	58,035	8 72,846

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

Security Name			Shares	Value
Internet Software & Services: 2.23%
IAC InterActive Corporation†			20,625	$787,256

Semiconductors & Semiconductor Equipment: 3.96%
Lattice Semiconductor Corporation†			109,055	711,039
Novellus Systems Incorporated†			19,105	690,455
				1,401,494

Software: 6.86%
BMC Software Incorporated†			16,210	886,687
TeleNav Incorporated†			42,290	749,802
TIBCO Software Incorporated†«			27,140	787,603
				2,424,092

Materials: 4.01%

Chemicals: 4.01%
Albemarle Corporation			9,985	690,962
FMC Corporation			8,425	724,719
				1,415,681

Telecommunication Services: 1.78%

Diversified Telecommunication Services: 1.78%
CenturyTel Incorporated			15,610	631,112

Utilities: 5.38%

Electric Utilities: 1.95%
Alliant Energy Corporation			16,905	687,357

Gas Utilities: 3.43%
Energen Corporation			8,010	452,562
National Fuel Gas Company			10,450	760,760
				1,213,322

Total Common Stocks (Cost $26,884,253)				34,928,045

		Yield
Short-Term Investments: 24.58%

Investment Companies: 24.58%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.04%	1,015,698	1,015,698
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)		0.14	7,670,525	7,670,525
Total Short-Term Investments (Cost $8,686,223)				8,686,223

Total Investments in Securities (Cost $35,570,476)*	123.42%			43,614,268
Other Assets and Liabilities, Net	(23.42)			(8,277,419)

Total Net Assets	100.00%			$35,336,849

†	Non-income earning security.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $35,594,232 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,546,297
Gross unrealized depreciation	(526,261)

Net unrealized appreciation	$8,020,036

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small/Mid Cap Core Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$34,928,045	$0	$0	$34,928,045
Short-term investments
Investment companies	1,015,698	7,670,525	0	8,686,223

	$35,943,743	$7,670,525	$0	$43,614,268

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.73%

Consumer Discretionary: 12.25%

Auto Components: 3.53%
Johnson Controls Incorporated«	317,200	$13,214,552
Lear Corporation«	212,200	11,348,456
		24,563,008

Diversified Consumer Services: 0.84%
Hillenbrand Incorporated	247,422	5,851,530

Hotels, Restaurants & Leisure: 0.25%
WMS Industries Incorporated†	56,700	1,741,824

Household Durables: 4.24%
Jarden Corporation«	326,232	11,258,266
Mohawk Industries Incorporated†	147,771	8,864,782
Stanley Black & Decker Incorporated«	129,500	9,330,475
		29,453,523

Specialty Retail: 3.39%
Best Buy Company Incorporated«	475,700	14,941,737
Rent-A-Center Incorporated«	282,285	8,626,630
		23,568,367

Consumer Staples: 6.41%

Food & Staples Retailing: 5.13%
Kroger Company	799,604	19,830,179
Sysco Corporation	507,400	15,820,732
		35,650,911

Food Products: 1.28%
Ralcorp Holdings Incorporated†	102,880	8,907,350

Energy: 9.13%

Energy Equipment & Services: 3.61%
Atwood Oceanics Incorporated†«	75,100	3,314,163
Ensco International plc ADR	185,866	9,906,658
Nabors Industries Limited†	481,704	11,869,187
		25,090,008

Oil, Gas & Consumable Fuels: 5.52%
Cimarex Energy Company	143,810	12,931,395
Comstock Resources Incorporated†«	194,443	5,598,014
Forest Oil Corporation†«	272,389	7,275,510
Southwestern Energy Company†«	293,900	12,602,432
		38,407,351

Financials: 20.53%

Capital Markets: 1.58%
Northern Trust Corporation	239,000	10,984,440

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Commercial Banks: 5.35%
BOK Financial Corporation«	143,500	$7,859,495
CapitalSource Incorporated	1,703,791	10,989,452
Fifth Third Bancorp	756,105	9,640,339
UMB Financial Corporation	207,280	8,680,886
		37,170,172

Insurance: 11.98%
Allied World Assurance Company	38,958	2,243,202
Allstate Corporation	455,200	13,897,256
Arch Capital Group Limited†	309,000	9,863,280
Brown & Brown Incorporated	258,903	6,643,451
Everest Reinsurance Group Limited	60,700	4,962,225
Fidelity National Title Group Incorporated«	758,147	11,933,234
Stewart Information Services Corporation«	561,000	5,626,830
Validus Holdings Limited	319,769	9,896,851
W.R. Berkley Corporation«	327,900	10,637,076
Willis Group Holdings	185,300	7,617,683
		83,321,088

Thrifts & Mortgage Finance: 1.62%
People’s United Financial Incorporated«	837,540	11,256,538

Health Care: 9.72%

Health Care Equipment & Supplies: 1.31%
Zimmer Holdings Incorporated†	143,800	9,088,160

Health Care Providers & Services: 6.40%
DaVita Incorporated†	115,600	10,012,116
McKesson Corporation	96,600	8,080,590
Omnicare Incorporated«	448,555	14,304,419
Quest Diagnostics Incorporated	204,900	12,109,590
		44,506,715

Life Sciences Tools & Services: 2.01%
Pharmaceutical Product Development Incorporated	520,996	13,983,533

Industrials: 15.17%

Aerospace & Defense: 2.45%
Huntington Ingalls Industries Incorporated†«	81,900	2,825,550
ITT Corporation«	241,297	14,219,632
		17,045,182

Air Freight & Logistics: 1.01%
FedEx Corporation	74,200	7,037,870

Building Products: 1.84%
Owens Corning Incorporated†«	261,424	9,764,186
Quanex Building Products Corporation	185,380	3,038,378
		12,802,564

Commercial Services & Supplies: 1.81%
Quad Graphics Incorporated	159,873	6,212,665

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Commercial Services & Supplies (continued)
Towers Watson & Company	96,644	$6,350,477

		12,563,142

Construction & Engineering: 2.54%
Emcor Group Incorporated†«	603,228	$17,680,613

Electrical Equipment: 1.52%
Regal-Beloit Corporation	157,600	10,522,952

Industrial Conglomerates: 1.70%
Tyco International Limited	238,700	11,798,941

Machinery: 1.09%
Oshkosh Corporation†	261,600	7,570,704

Transportation Infrastructure: 1.21%
Macquarie Infrastucture Company LLC	304,797	8,412,398

Information Technology: 13.84%

Computers & Peripherals: 1.23%
Imation Corporation†«	209,314	1,975,924
Intermec Incorporated†	594,260	6,560,630
		8,536,554

Electronic Equipment & Instruments: 2.53%
Ingram Micro Incorporated Class A†	563,593	10,223,577
Molex Incorporated Class A	341,543	7,336,344
		17,559,921

Internet Software & Services: 1.55%
IAC InterActive Corporation†	281,772	10,755,237

IT Services: 3.65%
Global Payments Incorporated	229,795	11,719,545
SAIC Incorporated†«	814,100	13,693,162
		25,412,707

Semiconductors & Semiconductor Equipment: 2.24%
ATMI Incorporated†	414,680	8,471,912
ON Semiconductor Corporation†	678,900	7,108,083
		15,579,995

Software: 2.64%
CA Incorporated	802,400	18,326,816

Materials: 6.48%

Chemicals: 1.60%
FMC Corporation	81,765	7,033,425
Olin Corporation«	179,900	4,076,534
		11,109,959

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name			Shares	Value
Containers & Packaging: 2.58%
Owens-Illinois Incorporated†			334,600	$8,636,026
Silgan Holdings Incorporated«			226,683	9,287,203
				17,923,229

Metals & Mining: 2.30%
Allegheny Technologies Incorporated«			132,322	$8,398,477
Royal Gold Incorporated			71,300	4,176,041
Steel Dynamics Incorporated			209,900	3,410,875
				15,985,393

Utilities: 4.20%

Electric Utilities: 1.24%
Westar Energy Incorporated«			321,665	8,656,005

Multi-Utilities: 2.96%
Ameren Corporation			210,955	6,083,942
Sempra Energy			131,800	6,969,584
Wisconsin Energy Corporation			239,100	7,495,785
				20,549,311

Total Common Stocks (Cost $594,113,280)				679,374,011

	Interest Rate	Maturity Date	Principal
Short-Term Investments: 22.86%

Corporate Bonds and Notes: 0.25%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,659,635	694,391
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,936,819	1,084,619
				1,779,010

	Yield		Shares
Investment Companies: 22.61%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04		14,645,444	14,645,444
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.14		142,508,231	142,508,231

				157,153,675

Total Short-Term Investments (Cost $158,023,236)				158,932,685

Total Investments in Securities (Cost $752,136,516)*	120.59%			838,306,696
Other Assets and Liabilities, Net	(20.59)			(143,133,226)

Total Net Assets	100.00%			$695,173,470

«	All or a portion of this security is on loan.
†	Non-income earning securities.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

(l)	Investment in an affiliate.
±	Variable rate investments.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $752,193,645 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$100,642,544
Gross unrealized depreciation	(14,529,493)

Net unrealized appreciation	$86,113,051

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”)

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$679,374,011	$0	$0	$679,374,011
Short-term investments
Corporate bonds and notes	0	0	1,779,010	1,779,010
Investment companies	14,645,444	142,508,231	0	157,153,675

	$694,019,455	$142,508,231	$1,779,010	$838,306,696

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of September 30, 2010	$2,099,805
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	301,885
Purchases	0
Sales	(622,680)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of June 30,2011	$1,779,010

Change in unrealized gains (losses) relating to securities still held at June 30,2011	$3,369

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 0.03%
FHLMC #170151	10.50%	01/01/2016	$583	$664
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	179,699	217,616
Total Agency Securities (Cost $195,395)				218,280

Non-Agency Mortgage Backed Securities: 0.04%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA±	0.52	12/25/2034	27,590	24,631
Citigroup Mortgage Loan Trust Incorporated Series 2006-NCB1 Class 2A2±	0.31	05/15/2036	300,000	214,442
Terwin Mortgage Trust Series 2004-21HE Class 1A1±	1.15	12/25/2034	11,764	10,395
Total Non-Agency Mortgage Backed Securities (Cost $339,354)				249,468

			Shares
Common Stocks: 60.01%

Consumer Discretionary: 6.44%

Auto Components: 0.16%
Johnson Controls Incorporated«			23,036	959,680
The Goodyear Tire & Rubber Company†			8,289	139,007
				1,098,687

Automobiles: 0.31%
Ford Motor Company†			128,964	1,778,414
Harley-Davidson Incorporated«			8,022	328,661
				2,107,075

Distributors: 0.04%
Genuine Parts Company«			5,341	290,550

Diversified Consumer Services: 0.07%
Apollo Group Incorporated Class A†			4,134	180,573
DeVry Incorporated			2,078	122,872
H&R Block Incorporated			10,364	166,239
				469,684

Hotels, Restaurants & Leisure: 1.09%
Carnival Corporation			14,664	551,806
Chipotle Mexican Grill Incorporated†«			1,056	325,449
Darden Restaurants Incorporated«			4,632	230,488
International Game Technology			10,182	179,000
Marriott International Incorporated Class A«			9,639	342,088
McDonald’s Corporation			35,230	2,970,594
Starbucks Corporation			25,452	1,005,099
Starwood Hotels & Resorts Worldwide Incorporated			6,624	371,209
Wyndham Worldwide Corporation			5,771	194,194
Wynn Resorts Limited			2,583	370,764
Yum! Brands Incorporated			15,807	873,179
				7,413,870

Household Durables: 0.24%
D.R. Horton Incorporated«			9,542	109,924
Fortune Brands Incorporated			5,234	333,772
Harman International Industries Incorporated			2,373	108,138

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Household Durables (continued)
Leggett & Platt Incorporated	4,851	$118,267
Lennar Corporation«	5,458	99,063
Newell Rubbermaid Incorporated«	9,887	156,017
Pulte Homes Incorporated†«	11,438	87,615
Stanley Black & Decker Incorporated	5,708	411,261
Whirlpool Corporation	2,588	210,456
		1,634,513

Internet & Catalog Retail: 0.58%
Amazon.com Incorporated†	12,125	2,479,441
Expedia Incorporated	6,775	196,407
Netflix Incorporated†	1,479	388,519
Priceline.com Incorporated†	1,685	862,602
		3,926,969

Leisure Equipment & Products: 0.08%
Hasbro Incorporated	4,625	203,176
Mattel Incorporated«	11,802	324,437
		527,613

Media: 1.99%
Cablevision Systems Corporation New York Group Class A	7,815	282,981
CBS Corporation Class B	22,708	646,951
Comcast Corporation Class A	93,923	2,380,009
DIRECTV Group Incorporated†	26,069	1,324,827
Discovery Communications Incorporated Class C†«	9,458	387,400
Gannett Company Incorporated	8,163	116,894
Interpublic Group of Companies Incorporated«	16,593	207,413
McGraw-Hill Companies Incorporated«	10,345	433,559
News Corporation Class A	77,590	1,373,343
Omnicom Group Incorporated	9,545	459,687
Scripps Networks Interactive Incorporated	3,082	150,648
Time Warner Cable Incorporated	11,422	891,373
Time Warner Incorporated	36,358	1,322,340
Viacom Incorporated Class B	19,867	1,013,217
Walt Disney Company	64,178	2,505,509
Washington Post Company Class B«	175	73,316
		13,569,467

Multiline Retail: 0.43%
Big Lots Incorporated†	2,552	84,599
Family Dollar Stores Incorporated	4,152	218,229
JCPenney Company Incorporated	7,239	250,035
Kohl’s Corporation	9,544	477,295
Macy’s Incorporated	14,490	423,688
Nordstrom Incorporated	5,697	267,417
Sears Holdings Corporation†«	1,462	104,445
Target Corporation	23,399	1,097,647
		2,923,355

Specialty Retail: 1.10%
Abercrombie & Fitch Company Class A	2,976	199,154
AutoNation Incorporated†«	2,159	79,041
AutoZone Incorporated†	858	252,981
Bed Bath & Beyond Incorporated†	8,458	493,693
Best Buy Company Incorporated	10,954	344,065

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Specialty Retail (continued)
CarMax Incorporated†«	7,668	$253,581
GameStop Corporation Class A†«	4,802	128,069
Gap Incorporated«	13,269	240,169
Home Depot Incorporated	54,063	1,958,162
Limited Brands Incorporated	8,563	329,247
Lowe’s Companies Incorporated	44,210	1,030,535
O’Reilly Automotive Incorporated†	4,681	306,652
Ross Stores Incorporated	3,971	318,157
Staples Incorporated	24,214	382,581
Tiffany & Company«	4,336	340,463
TJX Companies Incorporated	13,109	688,616
Urban Outfitters Incorporated†«	4,229	119,046
		7,464,212

Textiles, Apparel & Luxury Goods: 0.35%
Coach Incorporated	9,969	637,318
Nike Incorporated Class B	12,878	1,158,762
Polo Ralph Lauren Corporation«	2,183	289,488
VF Corporation«	2,971	322,532
		2,408,100

Consumer Staples: 6.39%

Beverages: 1.51%
Brown-Forman Corporation Class B	3,500	261,415
Coca-Cola Enterprises Incorporated	11,035	322,001
Constellation Brands Incorporated Class A†	6,075	126,482
Dr Pepper Snapple Group Incorporated	7,516	315,146
Molson Coors Brewing Company	5,395	241,372
PepsiCo Incorporated	53,669	3,779,908
The Coca-Cola Company	77,729	5,230,384
		10,276,708

Food & Staples Retailing: 1.40%
Costco Wholesale Corporation	14,833	1,205,033
CVS Caremark Corporation	46,039	1,730,146
Kroger Company	20,592	510,682
Safeway Incorporated	12,023	280,978
SUPERVALU Incorporated«	7,203	67,780
Sysco Corporation	19,811	617,707
Wal-Mart Stores Incorporated	64,849	3,446,076
Walgreen Company	31,083	1,319,784
Whole Foods Market Incorporated	5,071	321,755
		9,499,941

Food Products: 1.08%
Archer Daniels Midland Company	23,158	698,214
Campbell Soup Company«	6,197	214,106
ConAgra Foods Incorporated	13,883	358,320
Dean Foods Company†	6,220	76,319
General Mills Incorporated	21,676	806,781
H.J. Heinz Company«	10,927	582,191
Hormel Foods Corporation	4,714	140,524
JM Smucker Company	3,938	301,021
Kellogg Company«	8,501	470,275
Kraft Foods Incorporated Class A	59,687	2,102,773
McCormick & Company Incorporated	4,498	222,966
Mead Johnson & Company	6,938	468,662

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Food Products (continued)
Sara Lee Corporation	19,866	$377,255
The Hershey Company	5,206	295,961
Tyson Foods Incorporated Class A«	10,179	197,676
		7,313,044

Household Products: 1.27%
Clorox Company	4,527	305,301
Colgate-Palmolive Company	16,599	1,450,919
Kimberly-Clark Corporation	13,339	887,844
Procter & Gamble Company	94,776	6,024,910
		8,668,974

Personal Products: 0.12%
Avon Products Incorporated«	14,606	408,968
Estee Lauder Companies Incorporated Class A«	3,871	407,190
		816,158

Tobacco: 1.01%
Altria Group Incorporated	71,079	1,877,196
Lorillard Incorporated	4,879	531,177
Philip Morris International	60,384	4,031,840
Reynolds American Incorporated	11,479	425,297
		6,865,510

Energy: 7.61%

Energy Equipment & Services: 1.43%
Baker Hughes Incorporated	14,757	1,070,768
Cameron International Corporation†	8,319	418,363
Diamond Offshore Drilling Incorporated«	2,360	166,168
FMC Technologies Incorporated†«	8,160	365,486
Halliburton Company	31,068	1,584,468
Helmerich & Payne Incorporated«	3,632	240,148
Nabors Industries Limited†	9,757	240,412
National Oilwell Varco Incorporated	14,365	1,123,487
Noble Corporation«	8,562	337,428
Rowan Companies Incorporated†	4,327	167,931
Schlumberger Limited	46,073	3,980,707
		9,695,366

Oil, Gas & Consumable Fuels: 6.18%
Alpha Natural Resources Incorporated†	7,692	349,524
Anadarko Petroleum Corporation	16,892	1,296,630
Apache Corporation	13,019	1,606,414
Cabot Oil & Gas Corporation	3,547	235,202
Chesapeake Energy Corporation	22,330	662,978
Chevron Corporation	68,257	7,019,550
ConocoPhillips	47,994	3,608,669
CONSOL Energy Incorporated	7,695	373,054
Denbury Resources Incorporated†«	13,488	269,760
Devon Energy Corporation	14,362	1,131,869
El Paso Corporation	26,109	527,402
EOG Resources Incorporated	9,114	952,869
EQT Corporation	5,073	266,434
Exxon Mobil Corporation	167,261	13,611,700
Hess Corporation	10,266	767,486

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corporation	24,178	$1,273,697
Murphy Oil Corporation	6,567	431,189
Newfield Exploration Company†	4,490	305,410
Noble Energy Incorporated«	5,991	536,973
Occidental Petroleum Corporation	27,600	2,871,504
Peabody Energy Corporation	9,192	541,501
Pioneer Natural Resources Company«	3,964	355,055
QEP Resources Incorporated	6,001	251,022
Range Resources Corporation«	5,454	302,697
Southwestern Energy Company†«	11,812	506,499
Spectra Energy Corporation	22,070	604,939
Sunoco Incorporated	4,112	171,512
Tesoro Petroleum Corporation†	4,881	111,824
The Williams Companies Incorporated	19,970	604,093
Valero Energy Corporation	19,362	495,086
		42,042,542

Financials: 9.49%

Capital Markets: 1.38%
Ameriprise Financial Incorporated	8,226	474,476
Bank of New York Mellon Corporation	42,161	1,080,165
BlackRock Incorporated	3,263	625,876
Charles Schwab Corporation	34,008	559,432
E*TRADE Financial Corporation†	8,547	117,949
Federated Investors Incorporated Class B«	3,161	75,358
Franklin Resources Incorporated«	4,896	642,796
Goldman Sachs Group Incorporated	17,579	2,339,589
Invesco Limited	15,689	367,123
Janus Capital Group Incorporated	6,322	59,680
Legg Mason Incorporated	5,051	165,471
Morgan Stanley	52,447	1,206,805
Northern Trust Corporation	8,210	377,332
State Street Corporation	17,114	771,670
T. Rowe Price Group Incorporated«	8,819	532,138
		9,395,860

Commercial Banks: 1.61%
Branch Banking & Trust Corporation«	23,647	634,685
Comerica Incorporated«	6,002	207,489
Fifth Third Bancorp	31,194	397,724
First Horizon National Corporation	8,941	85,297
Huntington Bancshares Incorporated	29,315	192,306
KeyCorp«	32,284	268,926
M&T Bank Corporation«	4,260	374,667
Marshall & Ilsley Corporation«	17,999	143,452
PNC Financial Services Group Incorporated	17,869	1,065,171
Regions Financial Corporation	42,662	264,504
SunTrust Banks Incorporated	18,229	470,308
US Bancorp	65,417	1,668,788
Wells Fargo & Company(l)	179,586	5,039,183
Zions Bancorporation	6,241	149,846
		10,962,346

Consumer Finance: 0.91%
American Express Company	35,511	1,835,919
Capital One Financial Corporation	15,588	805,432
Discover Financial Services	18,521	495,437
MasterCard Incorporated	3,197	963,384

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Consumer Finance (continued)
SLM Corporation	17,908	$301,033
Visa Incorporated Class A	16,263	1,370,320
Western Union Company	21,468	430,004
		6,201,529

Diversified Financial Services: 2.92%
Bank of America Corporation	344,056	3,770,854
Berkshire Hathaway Incorporated Class B†	58,783	4,549,216
Citigroup Incorporated	99,168	4,129,356
CME Group Incorporated	2,277	663,950
InterContinental Exchange Incorporated†	2,496	311,276
JPMorgan Chase & Company	134,923	5,523,748
Leucadia National Corporation«	6,726	229,357
Moody’s Corporation«	6,729	258,057
NASDAQ Stock Market Incorporated†	5,099	129,005
NYSE Euronext Incorporated	8,889	304,626
		19,869,445

Insurance: 1.58%
ACE Limited	11,456	754,034
AFLAC Incorporated	15,880	741,278
Allstate Corporation	17,756	542,091
American International Group Incorporated†«	14,812	434,288
AON Corporation	11,223	575,740
Assurant Incorporated	3,276	118,821
Chubb Corporation	9,933	621,905
Cincinnati Financial Corporation	5,534	161,482
Genworth Financial Incorporated†	16,656	171,224
Hartford Financial Services Group Incorporated	15,118	398,662
Lincoln National Corporation	10,643	303,219
Loews Corporation	10,549	444,007
Marsh & McLennan Companies Incorporated	18,598	580,072
MetLife Incorporated	35,890	1,574,494
Principal Financial Group Incorporated«	10,910	331,882
Prudential Financial Incorporated	16,569	1,053,623
The Progressive Corporation«	22,195	474,529
The Travelers Companies Incorporated	14,222	830,280
Torchmark Corporation	2,582	165,609
UnumProvident Corporation	10,451	266,291
XL Group plc	10,505	230,900
		10,774,431

Real Estate Management & Development: 0.04%
CB Richard Ellis Group Incorporated Class A†	9,910	248,840

REIT: 1.00%
Apartment Investment & Management Company Class A	4,057	103,575
AvalonBay Communities Incorporated	2,964	380,578
Boston Properties Incorporated	4,943	524,749
Equity Residential«	10,004	600,240
HCP Incorporated«	13,786	505,808
Health Care REIT Incorporated	6,001	314,632
Host Hotels & Resorts Incorporated«	23,298	394,901
Kimco Realty Corporation	13,816	257,530
Plum Creek Timber Company«	5,498	222,889
Prologis Incorporated«	15,424	552,796
Public Storage Incorporated«	4,750	541,548
Simon Property Group Incorporated«	9,958	1,157,418
Ventas Incorporated«	5,550	292,541

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
REIT (continued)
Vornado Realty Trust«	5,567	$518,733
Weyerhaeuser Company	18,287	399,754
		6,767,692

Thrifts & Mortgage Finance: 0.05%
Hudson City Bancorp Incorporated	17,883	146,462
People’s United Financial Incorporated	12,786	171,844
		318,306

Health Care: 6.94%

Biotechnology: 0.73%
Amgen Incorporated†	31,568	1,841,993
Biogen Idec Incorporated†	8,204	877,172
Celgene Corporation†	15,714	947,868
Cephalon Incorporated†	2,611	208,619
Gilead Sciences Incorporated†	26,723	1,106,599
		4,982,251

Health Care Equipment & Supplies: 1.21%
Baxter International Incorporated	19,366	1,155,957
Becton,Dickinson & Company«	7,427	639,985
Boston Scientific Corporation†	51,888	358,546
C.R. Bard Incorporated	2,908	319,473
CareFusion Corporation†	7,586	206,112
Covidien plc	16,832	895,967
DENTSPLY International Incorporated«	4,779	181,984
Edwards Lifesciences Corporation†«	3,893	339,392
Hospira Incorporated†	5,696	322,735
Intuitive Surgical Incorporated†«	1,333	496,023
Medtronic Incorporated	36,309	1,398,986
St. Jude Medical Incorporated	11,165	532,347
Stryker Corporation	11,329	664,899
Varian Medical Systems Incorporated†«	3,979	278,610
Zimmer Holdings Incorporated†	6,517	411,874
		8,202,890

Health Care Providers & Services: 1.34%
Aetna Incorporated	12,885	568,100
AmerisourceBergen Corporation	9,302	385,103
Cardinal Health Incorporated	11,903	540,634
CIGNA Corporation	9,186	472,436
Coventry Health Care Incorporated†	5,032	183,517
DaVita Incorporated†	3,242	280,790
Express Scripts Incorporated†	17,977	970,398
Humana Incorporated	5,717	460,447
Laboratory Corporation of America Holdings†«	3,402	329,280
McKesson Corporation	8,560	716,044
Medco Health Solutions Incorporated†	13,574	767,202
Patterson Companies Incorporated	3,254	107,024
Quest Diagnostics Incorporated	5,342	315,712
Tenet Healthcare Corporation†«	16,622	103,721
UnitedHealth Group Incorporated	36,787	1,897,473
WellPoint Incorporated	12,466	981,947
		9,079,828

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Health Care Technology: 0.04%
Cerner Corporation†	4,910	$300,050

Life Sciences Tools & Services: 0.23%
Life Technologies Corporation†	6,069	316,013
PerkinElmer Incorporated	3,828	103,011
Thermo Fisher Scientific Incorporated†	13,013	837,907
Waters Corporation†	3,111	297,847
		1,554,778

Pharmaceuticals: 3.39%
Abbott Laboratories	52,774	2,776,968
Allergan Incorporated	10,348	861,471
Bristol-Myers Squibb Company	57,925	1,677,508
Eli Lilly & Company	34,590	1,298,163
Forest Laboratories Incorporated†	9,716	382,227
Johnson & Johnson	93,073	6,191,216
Merck & Company Incorporated	104,802	3,698,463
Mylan Laboratories Incorporated†«	14,914	367,928
Pfizer Incorporated	268,276	5,526,486
Watson Pharmaceuticals Incorporated†«	4,294	295,127
		23,075,557

Industrials: 6.70%

Aerospace & Defense: 1.68%
Boeing Company	25,067	1,853,203
General Dynamics Corporation	12,630	941,188
Goodrich Corporation	4,239	404,825
Honeywell International Incorporated	26,722	1,592,364
ITT Corporation«	6,250	368,313
L-3 Communications Holdings Incorporated	3,603	315,082
Lockheed Martin Corporation«	9,669	782,899
Northrop Grumman Corporation	9,939	689,270
Precision Castparts Corporation«	4,885	804,315
Raytheon Company	12,093	602,836
Rockwell Collins Incorporated	5,230	322,639
United Technologies Corporation	31,076	2,750,537
		11,427,471

Air Freight & Logistics: 0.63%
C.H. Robinson Worldwide Incorporated«	5,533	436,222
Expeditors International of Washington Incorporated	7,210	369,080
FedEx Corporation	10,717	1,016,507
United Parcel Service Incorporated Class B	33,486	2,442,134
		4,263,943

Airlines: 0.05%
Southwest Airlines Company«	26,881	306,981

Building Products: 0.02%
Masco Corporation«	12,158	146,261

Commercial Services & Supplies: 0.35%
Avery Dennison Corporation	3,587	138,566
Cintas Corporation«	4,292	141,765
Dun & Bradstreet Corporation	1,677	126,681
Equifax Incorporated	4,178	145,060
Iron Mountain Incorporated«	6,814	232,289

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Commercial Services & Supplies (continued)
Pitney Bowes Incorporated	6,921	159,114
Republic Services Incorporated	10,301	$317,786
Robert Half International Incorporated	4,985	134,745
RR Donnelley & Sons Company	6,368	124,876
Stericycle Incorporated†	2,914	259,696
Waste Management Incorporated	16,101	600,084
		2,380,662

Construction & Engineering: 0.11%
Fluor Corporation	5,917	382,593
Jacobs Engineering Group Incorporated†	4,305	186,191
Quanta Services Incorporated†«	7,336	148,187
		716,971

Electrical Equipment: 0.31%
Emerson Electric Company	25,522	1,435,613
Rockwell Automation Incorporated«	4,899	425,037
Roper Industries Incorporated«	3,256	271,225
		2,131,875

Industrial Conglomerates: 1.48%
3M Company	24,127	2,288,446
General Electric Company	360,099	6,791,467
Textron Incorporated«	9,376	221,367
Tyco International Limited	15,922	787,024
		10,088,304

Machinery: 1.42%
Caterpillar Incorporated	21,881	2,329,451
Cummins Incorporated	6,663	689,554
Danaher Corporation	18,488	979,679
Deere & Company	14,250	1,174,913
Dover Corporation«	6,335	429,513
Eaton Corporation	11,585	596,048
Flowserve Corporation	1,895	208,242
Illinois Tool Works Incorporated	16,978	959,087
Ingersoll-Rand plc«	11,247	510,726
Joy Global Incorporated«	3,566	339,626
Paccar Incorporated	12,409	633,976
Pall Corporation	3,942	221,659
Parker Hannifin Corporation	5,506	494,108
Snap-On Incorporated«	1,976	123,460
		9,690,042

Road & Rail: 0.55%
CSX Corporation	37,443	981,755
Norfolk Southern Corporation	11,993	898,635
Ryder System Incorporated	1,743	99,090
Union Pacific Corporation	16,655	1,738,782
		3,718,262

Trading Companies & Distributors: 0.10%
Fastenal Company«	10,011	360,296
W.W. Grainger Incorporated«	1,975	303,459
		663,755

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Information Technology: 10.46%

Communications Equipment: 1.30%
American Tower Corporation Class A†	13,467	$704,728
Cisco Systems Incorporated	186,754	2,915,230
F5 Networks Incorporated†	2,754	303,629
Harris Corporation	4,318	194,569
JDS Uniphase Corporation†	7,706	128,382
Juniper Networks Incorporated†	18,099	570,119
Motorola Mobility Holdings Incorporated†	10,015	220,731
Motorola Solutions Incorporated†«	11,528	530,749
QUALCOMM Incorporated	56,687	3,219,255
Tellabs Incorporated«	12,335	56,864
		8,844,256

Computers & Peripherals: 2.55%
Apple Incorporated†	31,399	10,539,702
Dell Incorporated†	55,747	929,302
EMC Corporation†	69,863	1,924,726
Hewlett-Packard Company	70,426	2,563,506
Lexmark International Incorporated†«	2,690	78,709
NetApp Incorporated†«	12,490	659,222
SanDisk Corporation†	8,093	335,860
Western Digital Corporation†	7,891	287,075
		17,318,102

Electronic Equipment & Instruments: 0.34%
Agilent Technologies Incorporated†	11,817	603,967
Amphenol Corporation Class A	5,981	322,914
Corning Incorporated	53,304	967,468
FLIR Systems Incorporated«	5,421	182,742
Jabil Circuit Incorporated«	6,677	134,875
Molex Incorporated«	4,721	121,660
		2,333,626

Internet Software & Services: 0.98%
Akamai Technologies Incorporated†«	6,339	199,488
eBay Incorporated†	38,780	1,251,431
Google Incorporated Class A†	8,534	4,321,447
Monster Worldwide Incorporated†«	4,390	64,357
VeriSign Incorporated	5,720	191,391
Yahoo! Incorporated†	44,240	665,370
		6,693,484

IT Services: 1.54%
Automatic Data Processing Incorporated«	16,967	893,822
Cognizant Technology Solutions Corporation Class A†	10,330	757,602
Computer Sciences Corporation	5,265	199,859
Fidelity National Information Services Incorporated	9,136	281,297
Fiserv Incorporated†	4,876	305,384
International Business Machines Corporation	41,125	7,054,994
Paychex Incorporated	10,934	335,892
SAIC Incorporated†«	9,474	159,353
Teradata Corporation†	5,731	345,006
Total System Services Incorporated«	5,494	102,079
		10,435,288

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Office Electronics: 0.07%
Xerox Corporation	47,576	$495,266

Semiconductors & Semiconductor Equipment: 1.46%
Advanced Micro Devices Incorporated†«	19,609	137,067
Altera Corporation	10,940	507,069
Analog Devices Incorporated	10,173	398,171
Applied Materials Incorporated	44,760	582,328
Broadcom Corporation Class A	16,200	544,968
First Solar Incorporated†«	1,843	243,774
Intel Corporation	180,025	3,989,354
KLA-Tencor Corporation«	5,701	230,776
Linear Technology Corporation	7,732	255,311
LSI Logic Corporation†	20,564	146,416
MEMC Electronic Materials Incorporated†	7,823	66,730
Microchip Technology Incorporated«	6,467	245,164
Micron Technology Incorporated†«	29,243	218,738
National Semiconductor Corporation	8,187	201,482
Novellus Systems Incorporated†	3,032	109,576
NVIDIA Corporation†«	20,382	324,787
Teradyne Incorporated†«	6,296	93,181
Texas Instruments Incorporated	39,426	1,294,356
Xilinx Incorporated«	9,019	328,923
		9,918,171

Software: 2.22%
Adobe Systems Incorporated†	17,128	538,676
Autodesk Incorporated†	7,841	302,663
BMC Software Incorporated†	6,005	328,474
CA Incorporated	12,888	294,362
Citrix Systems Incorporated†	6,383	510,640
Compuware Corporation†	7,410	72,322
Electronic Arts Incorporated†«	11,287	266,373
Intuit Incorporated†	9,289	481,728
Microsoft Corporation	251,968	6,551,168
Oracle Corporation	132,305	4,354,158
Red Hat Incorporated†	6,553	300,783
Salesforce.com Incorporated†	4,091	609,477
Symantec Corporation†	25,653	505,877
		15,116,701

Materials: 2.20%

Chemicals: 1.31%
Air Products & Chemicals Incorporated	7,194	687,603
Airgas Incorporated	2,372	166,135
CF Industries Holdings Incorporated	2,427	343,833
Dow Chemical Company	39,915	1,436,940
E.I. du Pont de Nemours & Company	31,533	1,704,359
Eastman Chemical Company	2,412	246,193
Ecolab Incorporated	7,877	444,105
FMC Corporation	2,435	209,459
International Flavors & Fragrances Incorporated	2,729	175,311
Monsanto Company	18,198	1,320,083
PPG Industries Incorporated«	5,369	487,452
Praxair Incorporated	10,324	1,119,018
Sherwin-Williams Company	3,000	251,610
Sigma-Aldrich Corporation«	4,135	303,426
		8,895,527

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Construction Materials: 0.03%
Vulcan Materials Company«	4,383	$168,877

Containers & Packaging: 0.09%
Ball Corporation«	5,703	219,337
Bemis Company Incorporated«	3,576	120,797
Owens-Illinois Incorporated†	5,568	143,710
Sealed Air Corporation	5,437	129,346
		613,190

Metals & Mining: 0.68%
AK Steel Holding Corporation«	3,743	58,990
Alcoa Incorporated«	36,117	572,816
Allegheny Technologies Incorporated«	3,603	228,682
Cliffs Natural Resources Incorporated	4,911	454,022
Freeport-McMoRan Copper & Gold Incorporated Class B	32,165	1,701,529
Newmont Mining Corporation	16,762	904,645
Nucor Corporation	10,731	442,332
Titanium Metals Corporation«	3,058	56,023
United States Steel Corporation«	4,881	224,721
		4,643,760

Paper & Forest Products: 0.09%
International Paper Company«	14,846	442,708
MeadWestvaco Corporation«	5,761	191,899
		634,607

Telecommunication Services: 1.75%

Diversified Telecommunication Services: 1.65%
AT&T Incorporated	201,076	6,315,797
CenturyTel Incorporated	20,390	824,368
Frontier Communications Corporation«	33,791	272,693
Verizon Communications Incorporated	96,059	3,576,277
Windstream Corporation«	17,315	224,402
		11,213,537

Wireless Telecommunication Services: 0.10%
MetroPCS Communications Incorporated†	9,014	155,131
Sprint Nextel Corporation†«	101,580	547,516
		702,647

Utilities: 2.03%

Electric Utilities: 1.17%
American Electric Power Company Incorporated	16,358	616,369
Consolidated Edison Incorporated«	9,934	528,886
Duke Energy Corporation«	45,204	851,191
Edison International	11,062	428,653
Entergy Corporation	6,042	412,548
Exelon Corporation«	22,490	963,472
FirstEnergy Corporation	14,200	626,930
Nextera Energy Incorporated	14,327	823,229
Northeast Utilities	6,002	211,090
Pepco Holdings Incorporated	7,665	150,464
Pinnacle West Capital Corporation	3,701	164,991
PPL Corporation	19,596	545,357

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Electric Utilities (continued)
Progress Energy Incorporated	10,000	$480,100
The Southern Company	28,831	1,164,196
		7,967,476

Gas Utilities: 0.05%
Nicor Incorporated	1,546	84,628
ONEOK Incorporated«	3,637	269,174
		353,802

Independent Power Producers & Energy Traders: 0.11%
AES Corporation†	22,304	284,153
Constellation Energy Group Incorporated	6,814	258,659
NRG Energy Incorporated†«	8,185	201,187
		743,999

Multi-Utilities: 0.70%
Ameren Corporation	8,188	236,142
CenterPoint Energy Incorporated	14,444	279,491
CMS Energy Corporation	8,568	168,704
Dominion Resources Incorporated«	19,550	943,679
DTE Energy Company	5,750	287,615
Integrys Energy Group Incorporated«	2,643	137,013
NiSource Incorporated«	9,492	192,213
PG&E Corporation	13,512	567,909
Public Service Enterprise Group Incorporated	17,177	560,657
SCANA Corporation«	3,880	152,756
Sempra Energy	8,130	429,914
TECO Energy Incorporated	7,298	137,859
Wisconsin Energy Corporation	7,936	248,794
Xcel Energy Incorporated	16,439	399,462
		4,742,208

Total Common Stocks (Cost $341,488,101)		408,115,192

	Interest Rate	Maturity Date	Principal
US Treasury Securities: 33.63%
US Treasury Bond	3.50%	02/15/2039	$12,746,000	10,945,628
US Treasury Bond	3.88	08/15/2040	22,329,000	20,444,991
US Treasury Bond	4.25	05/15/2039	15,791,000	15,489,992
US Treasury Bond«	4.25	11/15/2040	21,937,000	21,443,418
US Treasury Bond	4.38	02/15/2038	7,747,000	7,797,836
US Treasury Bond	4.38	11/15/2039	21,167,000	21,176,927
US Treasury Bond	4.38	05/15/2040	21,436,000	21,422,710
US Treasury Bond«	4.38	05/15/2041	8,448,000	8,434,821
US Treasury Bond	4.50	02/15/2036	12,617,000	13,038,887
US Treasury Bond	4.50	05/15/2038	9,442,000	9,692,798
US Treasury Bond	4.50	08/15/2039	17,982,000	18,386,595
US Treasury Bond	4.63	02/15/2040	21,572,000	22,492,175
US Treasury Bond	4.75	02/15/2037	7,274,000	7,782,045
US Treasury Bond«	4.75	02/15/2041	20,712,000	22,016,214
US Treasury Bond	5.00	05/15/2037	7,355,000	8,169,794
Total US Treasury Securities (Cost $233,135,586)				228,734,831

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Short-Term Investments: 13.65%

Corporate Bonds and Notes: 0.73%
Gryphon Funding Limited(a)(i)(v)		0.00%	08/05/2011	$2,525,204	$1,056,545
VFNC Corporation(a)††(i)(v)±		0.19	09/29/2011	6,955,281	3,894,957
					4,951,502

		Yield		Shares
Investment Companies: 10.18%
Wells Fargo Advantage CashInvestment Money Market Fund(l)(u)		0.04		19,439,088	19,439,088
Wells Fargo Securities LendingCash Investments, LLC(v)(l)(u)(r)		0.14		49,794,873	49,794,873
					69,233,961

				Principal
US Treasury Securities: 2.74%
US Treasury Bill(z)#		0.01	08/04/2011	$12,410,000	12,409,863
US Treasury Bill(z)#		0.04	11/03/2011	6,270,000	6,269,085
					18,678,948

Total Short-Term Investments (Cost $90,293,156)					92,864,411

Total Investments in Securities (Cost $665,451,592)*	107.36%				730,182,182
Other Assets and Liabilities, Net	(7.36)				(50,070,778)

Total Net Assets	100.00%				$680,111,404

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investments.
(l)	Investment in an affiliate. The total cost of affiliated investments is $76,467,772.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(z)	Zero coupon security. Rate represents yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $693,558,576 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$84,688,998
Gross unrealized depreciation	(48,065,392)

Net unrealized appreciation	$36,623,606

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities

Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$408,115,192	$0	$0	$408,115,192
Agency securities	0	218,280	0	218,280
Non-agency mortgage backed securities	0	249,468	0	249,468
U.S. Treasury obligations	228,734,831	0	0	228,734,831
Short-term investments
Corporate bonds and notes	0	0	4,951,502	4,951,502
Investment companies	19,439,088	49,794,873	0	69,233,961
U.S. Treasury obligations	18,678,948	0	0	18,678,948

	$674,968,059	$50,262,621	$4,951,502	$730,182,182

As of June 30, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$7,283,336	$0	$0	$7,283,336

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of September 30, 2010	$5,994,684
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	807,754
Purchases	0
Sales	(1,850,936)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of June 30, 2011	$4,951,502

Change in unrealized gains (losses) relating to securities still held at June 30, 2011	$(34,957)

Derivative transactions

During the nine months ended June 30, 2011, the Fund entered into futures contracts for hedging purposes.

At June 30, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Notional Amount	Value at June 30, 2011	Net Unrealized Gains (Losses)
September 2011	557 Long	S&P 500 Index	$177,084,914	$183,183,376	$6,098,462
September 2011	53 Long	30-Year U.S. Treasury Bonds	6,611,063	6,520,656	(90,407)
September 2011	1,338 Short	30-Year U.S. Treasury Bonds	165,891,094	164,615,813	1,275,281

The Fund had average notional amounts of $178,187,255 and $173,472,246 in long and short futures contracts, respectively, during the nine months ended June 30, 2011.

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Security Name	Shares	Value
Common Stocks: 77.03%

Consumer Discretionary: 1.36%

Hotels, Restaurants & Leisure: 1.36%
Marriott International Incorporated Class A«	260,000	$9,227,400

Consumer Staples: 1.07%

Food Products: 0.71%
General Mills Incorporated	130,000	4,838,600

Household Products: 0.36%
Church & Dwight Company Incorporated«	60,000	2,432,400

Energy: 16.26%

Energy Equipment & Services: 5.89%
Cameron International Corporation«†	360,000	18,104,400
Dresser-Rand Group Incorporated«	10,000	537,500
FMC Technologies Incorporated«	60,000	2,687,400
Halliburton Company	10,000	510,000
National Oilwell Varco Incorporated	230,000	17,988,300
		39,827,600

Oil, Gas & Consumable Fuels: 10.37%
Alpha Natural Resources Incorporated†	25,000	1,136,000
Anadarko Petroleum Corporation	140,000	10,746,400
Cenovus Energy Incorporated	100,000	3,766,000
CONSOL Energy Incorporated	160,000	7,756,800
Kinder Morgan Energy Partners LP	265,000	19,239,000
Kinder Morgan Incorporated«†	244,000	7,010,120
Marathon Oil Corporation	35,000	1,843,800
Occidental Petroleum Corporation	10,000	1,040,400
Peabody Energy Corporation	250,000	14,727,500
Suncor Energy Incorporated	60,000	2,346,000
The Williams Companies Incorporated	20,000	605,000
		70,217,020

Financials: 1.37%

REIT: 1.37%
Plum Creek Timber Company«	30,000	1,216,200
Saul Centers Incorporated«	55,000	2,165,350
Washington Real Estate Investment Trust«	180,000	5,853,600
		9,235,150

Health Care: 6.44%

Health Care Equipment & Supplies: 4.19%
Baxter International Incorporated	130,000	7,759,700
C.R. Bard Incorporated«	125,000	13,732,500
Gen-Probe Incorporated«†	100,000	6,915,000
		28,407,200

Life Sciences Tools & Services: 2.17%
Bio-Rad Laboratories Incorporated Class A	38,000	4,535,680

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Security Name	Shares	Value
Life Sciences Tools & Services (continued)
Illumina Incorporated	135,000	$10,145,250
		14,680,930

Pharmaceuticals: 0.08%
Valeant Pharmaceuticals International Incorporated	10,000	519,600

Industrials: 11.27%
Building Products: 0.55%
Apogee Enterprises Incorporated«	40,000	512,400
Lennox International Incorporated«	75,000	3,230,250
		3,742,650

Electrical Equipment: 5.81%
AMETEK Incorporated	120,000	5,388,000
Emerson Electric Company«	350,000	19,687,500
FEI Company«	210,000	8,019,900
Roper Industries Incorporated«	75,000	6,247,500
		39,342,900

Machinery: 4.76%
Donaldson Company Incorporated	240,000	14,563,200
Eaton Corporation	40,000	2,058,000
Flowserve Corporation«	100,000	10,989,000
IDEX Corporation«	100,000	4,585,000
		32,195,200

Road & Rail: 0.15%
Norfolk Southern Corporation	13,000	974,090

Information Technology: 15.52%

Communications Equipment: 3.47%
Acme Packet Incorporated«†	30,000	2,103,900
F5 Networks Incorporated«†	80,000	8,820,000
QUALCOMM Incorporated	120,000	6,814,800
Riverbed Technology Incorporated†	145,000	5,740,550
		23,479,250

Computers & Peripherals: 3.38%
Apple Incorporated†	5,000	1,678,350
EMC Corporation†	770,000	21,213,500
		22,891,850

Electronic Equipment & Instruments: 7.44%
Agilent Technologies Incorporated†	325,000	16,610,750
Amphenol Corporation Class A«	260,000	14,037,400
FLIR Systems Incorporated«	585,000	19,720,350
		50,368,500

Semiconductors & Semiconductor Equipment: 1.23%
Analog Devices Incorporated	110,000	4,305,400
Microchip Technology Incorporated«	105,000	3,980,550
		8,285,950

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Security Name	Shares	Value
Materials: 20.09%

Chemicals: 10.43%
Celanese Corporation Class A	570,000	$30,386,700
Dow Chemical Company	20,000	720,000
FMC Corporation	50,000	4,301,000
Huntsman Corporation	125,000	2,356,250
Kooper Holdings Incorporated	140,000	5,310,200
PPG Industries Incorporated«	25,000	2,269,750
Praxair Incorporated«	210,000	22,761,900
Valspar Corporation«	70,000	2,524,200
		70,630,000

Containers & Packaging: 0.48%
Greif Incorporated Class A«	50,000	3,251,500

Metals & Mining: 9.18%
Cliffs Natural Resources Incorporated«	250,000	23,112,500
Freeport-McMoRan Copper & Gold Incorporated Class B	600,000	31,740,000
Nucor Corporation	20,000	824,400
Steel Dynamics Incorporated«	100,000	1,625,000
United States Steel Corporation«	105,000	4,834,200
		62,136,100

Telecommunication Services: 2.40%

Diversified Telecommunication Services: 2.40%
American Tower Corporation Class A†	310,000	16,222,300

Utilities: 1.25%

Electric Utilities: 0.47%
American Electric Power Company Incorporated	30,000	1,130,400
Pepco Holdings Incorporated	75,000	1,472,250
The Southern Company	15,000	605,700
		3,208,350

Gas Utilities: 0.78%
Atmos Energy Corporation	60,000	1,995,000
National Fuel Gas Company	45,000	3,276,000
		5,271,000

Total Common Stocks (Cost $418,831,085)		521,385,540

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 20.54%
Energy: 4.53%
Oil, Gas & Consumable Fuels: 4.53%
Consol Energy Incorporated	8.25%	04/01/2020	$2,700,000	2,943,000
Murray Energy Corporation	10.25	10/15/2015	25,450,000	26,722,500
Plains Exploration & Production	6.63	05/01/2021	1,000,000	1,000,000
				30,665,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care: 3.68%

Pharmaceuticals: 3.68%
Valeant Pharmaceuticals	7.00%	10/01/2020	$25,753,000	$24,916,028

Industrials: 1.14%

Building Products: 0.37%
Dycom Investments Incorporated	7.13	01/15/2021	2,410,000	2,458,200

Electrical Equipment: 0.39%
General Cable Corporation	1.00	10/15/2012	2,800,000	2,646,000

Machinery: 0.38%
Oshkosh Corporation	8.50	03/01/2020	2,385,000	2,581,763

Information Technology: 0.56%

Semiconductors & Semiconductor Equipment: 0.56%
MEMC Electronics Materials Incorporated	7.75	04/01/2019	3,875,000	3,826,563

Materials: 7.18%

Chemicals: 6.53%
Celanese US Holdings LLC	5.88	06/15/2021	500,000	511,250
Huntsman International LLC	8.63	03/15/2020	24,200,000	26,378,000
Huntsman International LLC	8.63	03/15/2021	5,645,000	6,138,938
Koppers Incorporated	7.88	12/01/2019	7,000,000	7,472,500
Krafton Polymers LLC	6.75	03/01/2019	3,700,000	3,700,000

				44,200,688

Metals & Mining: 0.65%
United States Steel Corporation«	7.38	04/01/2020	4,270,000	4,387,425

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 1.54%
NII Capital Corporation	7.63	04/01/2021	10,000,000	10,450,000

Wireless Telecommunication Services: 0.87%
Cricket Communications Incorporated	7.75	10/15/2020	6,000,000	5,865,000

Utilities: 1.04%

Independent Power Producers & Energy Traders: 1.04%
AES Corporation	8.00	06/01/2020	1,935,000	2,060,775
NRG Energy Incorporated	7.88	05/15/2021	5,000,000	4,987,498

				7,048,273

Total Corporate Bonds and Notes (Cost $135,507,967)				139,045,440

	Yield		Shares

Short-Term Investments: 15.12%

Investment Companies: 15.12%
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.14		102,368,607	102,368,607

Total Short-Term Investments (Cost $102,368,607)				102,368,607

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Total Investments in Securities (Cost $656,707,659)*	112.69%	762,799,587
Other Assets and Liabilities, Net	(12.69)	(85,880,425)

Total Net Assets	100.00%	$676,919,162

«	All or a portion of this security is on loan.
†	Non-income earning securities.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $657,054,926 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$114,122,833
Gross unrealized depreciation	(8,378,172)

Net unrealized appreciation	$105,744,661

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JUNE 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC

(“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$521,385,540	$0	$0	$521,385,540
Corporate bonds and notes	0	139,045,440	0	139,045,440
Short-term investments
Investment companies	0	102,368,607	0	102,368,607

	$521,385,540	$241,414,047	$0	$762,799,587

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name	Shares	Value
Common Stocks: 23.52%

Consumer Discretionary: 0.66%

Hotels, Restaurants & Leisure: 0.66%
Marriott International Incorporated Class A«	75,000	$2,661,750

Energy: 6.47%

Energy Equipment & Services: 1.72%
Cameron International Corporation«	50,000	2,514,500
Dresser-Rand Group Incorporated«	10,000	537,500
FMC Technologies Incorporated«	25,000	1,119,750
National Oilwell Varco Incorporated«	35,000	2,737,350
		6,909,100

Oil, Gas & Consumable Fuels: 4.75%
Alpha Natural Resources Incorporated	5,000	227,200
Anadarko Petroleum Corporation	30,000	2,302,800
Cenovus Energy Incorporated	10,000	376,600
CONSOL Energy Incorporated	20,000	969,600
Kinder Morgan Energy Partners LP	170,000	12,342,000
Occidental Petroleum Corporation	5,000	520,200
Peabody Energy Corporation	40,000	2,356,400
		19,094,800

Financials: 0.49%

REIT: 0.49%
Washington Real Estate Investment Trust«	60,000	1,951,200

Health Care: 1.71%

Health Care Equipment & Supplies: 1.50%
Baxter International Incorporated	25,000	1,492,250
C.R. Bard Incorporated«	35,000	3,845,100
Gen-Probe Incorporated«	10,000	691,500
		6,028,850

Life Sciences Tools & Services: 0.21%
Illumina Incorporated	11,000	826,650

Industrials: 1.80%

Building Products: 0.11%
Lennox International Incorporated«	10,000	430,700

Electrical Equipment: 0.59%
Emerson Electric Company«	20,000	1,125,000
Roper Industries Incorporated«	15,000	1,249,500
		2,374,500

Machinery: 1.10%
Donaldson Company Incorporated«	25,000	1,517,000
Eaton Corporation	10,000	514,500
Flowserve Corporation«	7,000	769,230
IDEX Corporation«	35,000	1,604,750
		4,405,480

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name	Shares	Value
Information Technology: 4.52%

Communications Equipment: 0.73%
F5 Networks Incorporated«	14,000	$1,543,500
Riverbed Technology Incorporated«†	35,000	1,385,650
		2,929,150

Computers & Peripherals: 0.69%
EMC Corporation«†	100,000	2,755,000

Electrical Equipment: 0.25%
AMETEK Incorporated«	22,500	1,010,250

Electronic Equipment & Instruments: 2.12%
Agilent Technologies Incorporated†	40,000	2,044,400
Amphenol Corporation Class A«	45,000	2,429,550
FLIR Systems Incorporated«	120,000	4,045,200
		8,519,150

Semiconductors & Semiconductor Equipment: 0.73%
Analog Devices Incorporated	20,000	782,800
FEI Company«†	35,000	1,336,650
Microchip Technology Incorporated«	22,000	834,020
		2,953,470

Materials: 7.08%

Chemicals: 3.59%
Celanese Corporation Class A«	190,000	10,128,900
Dow Chemical Company	5,000	180,000
FMC Corporation	2,900	249,458
Huntsman Corporation	100,000	1,885,000
PPG Industries Incorporated«	10,000	907,900
Praxair Incorporated«	5,000	541,950
Valspar Corporation«	15,000	540,900
		14,434,108

Containers & Packaging: 0.13%
Greif Incorporated Class A«	8,000	520,240

Metals & Mining: 3.36%
Cliffs Natural Resources Incorporated«	45,000	4,160,250
Freeport-McMoRan Copper & Gold Incorporated«	150,000	7,935,000
United States Steel Corporation«	30,000	1,381,200
		13,476,450

Telecommunication Services: 0.65%

Wireless Telecommunication Services: 0.65%
American Tower Corporation Class A†	50,000	2,616,500

Utilities: 0.14%

Electric Utilities: 0.14%
American Electric Power Company Incorporated	15,000	565,200

Total Common Stocks (Cost $76,827,721)		94,462,548

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Convertible Debentures: 0.40%

Industrials: 0.40%

Electrical Equipment: 0.40%
General Cable Corporation	1.00%	10/15/2012	$1,700,000	$1,606,500

Total Convertible Debentures (Cost $1,579,390)				1,606,500

Corporate Bonds and Notes: 73.35%

Consumer Discretionary: 2.14%

Media: 2.14%
Cablevision Systems Corporation	8.00	04/15/2020	8,000,000	8,580,000

Energy: 9.15%

Energy Equipment & Services: 0.13%
Dresser-Rand Group Incorporated	6.50	05/01/2021	500,000	515,000

Oil, Gas & Consumable Fuels: 9.02%
Alpha Natural Resources Incorporated	6.25	06/01/2021	2,000,000	2,010,000
Arch Coal Incorporated	7.25	06/15/2021	2,000,000	2,002,500
Consol Energy Incorporated ††	8.25	04/01/2020	7,950,000	8,665,500
Murray Energy Corporation	10.25	10/15/2015	17,650,000	18,532,500
Plains Exploration & Production Company	6.63	05/01/2021	2,000,000	2,000,000
Precision Drilling Corporation	6.63	11/15/2020	3,000,000	3,037,500
				36,248,000

Financials: 0.32%

Consumer Finance: 0.32%
Qwest Capital Funding Incorporated	6.50	11/15/2018	1,275,000	1,294,125

Health Care: 8.22%

Pharmaceuticals: 8.22%
Endo Pharmaceutical Holdings Incorporated	7.00	12/15/2020	8,440,000	8,672,100
Mylan Incorporated	7.88	07/15/2020	1,745,000	1,915,138
Valeant Pharmaceuticals	6.88	12/01/2018	10,560,000	10,348,800
Valeant Pharmaceuticals	7.00	10/01/2020	12,500,000	12,093,750
				33,029,788

Industrials: 19.48%

Aerospace & Defense: 2.18%
Alliant Techsystems Incorporated	6.88	09/15/2020	5,000,000	5,200,000
Esterline Technologies Corporation	7.00	08/01/2020	3,380,000	3,540,550
				8,740,550

Commercial Services & Supplies: 4.67%
Dycom Investments Incorporated	7.13	01/15/2021	18,385,000	18,752,700

Electrical Equipment: 7.33%
Belden Incorporated	7.00	03/15/2017	5,636,000	5,776,900
General Cable Corporation	7.13	04/01/2017	13,950,000	14,263,875

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
MEMC Electronic Matierials Incorporated	7.75%	04/01/2019	$9,500,000	$9,381,250
				29,422,025

Machinery: 5.30%
Actuant Corporation	6.88	06/15/2017	10,252,000	10,482,670
Oshkosh Corporation	8.50	03/01/2020	10,000,000	10,825,000
				21,307,670

Materials: 16.78%

Chemicals: 11.86%
Celanese US Holdings LLC	5.88	06/15/2021	500,000	511,250
Celanese US Holdings LLC	6.63	10/15/2018	1,500,000	1,582,500
Huntsman International LLC	8.63	03/15/2020	19,000,000	20,710,000
Koppers Holdings Incorporated	7.88	12/01/2019	14,250,000	15,211,875
Kraton Polymers LLC	6.75	03/01/2019	9,622,000	9,622,000
				47,637,625

Containers & Packaging: 2.09%
Greif Incorporated	7.75	08/01/2019	7,750,000	8,370,000

Metals & Mining: 2.83%
Steel Dynamics Incorporated	7.63	03/15/2020	2,000,000	2,115,000
United States Steel Corporation«	7.38	04/01/2020	9,000,000	9,247,500
				11,362,500

Telecommunication Services: 7.15%

Diversified Telecommunication Services: 0.75%
SBA Telecommunications Incorporated††	8.25	08/15/2019	2,825,000	3,022,750

Wireless Telecommunication Services: 6.40%
Cricket Communications Incorporated	7.75	10/15/2020	11,000,000	10,752,500
NII Capital Corporation	7.63	04/01/2021	14,300,000	14,943,500
				25,696,000

Utilities: 10.11%

Independent Power Producers & Energy Traders: 10.11%
AES Corporation	8.00	10/15/2017	7,125,000	7,552,500
AES Corporation	8.00	06/01/2020	11,815,000	12,582,975
NRG Energy Incorporated	7.63	05/15/2019	1,000,000	995,000
NRG Energy Incorporated	7.88	05/15/2021	19,500,000	19,451,250
				40,581,725

Total Corporate Bonds and Notes (Cost $286,953,829)				294,560,458

	Yield		Shares
Short-Term Investments: 11.68%

Investment Companies: 11.68%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.04		1,751,585	1,751,585

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

PORTFOLIO OF INVESTMENTS – June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name		Yield	Shares	Value
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)		0.14%	45,156,863	$45,156,863
Total Short-Term Investments (Cost $46,908,448)				46,908,448

Total Investments in Securities (Cost $412,269,388)*	108.95%			437,537,954
Other Assets and Liabilities, Net	(8.95)			(35,927,668)

Total Net Assets	100.00%			$401,610,286

«	All or a portion of this security is on loan.
†	Non-income earning securities.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $412,294,885 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,919,234
Gross unrealized depreciation	(1,676,165)
Net unrealized appreciation	$25,243,069

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC

(“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$94,462,548	$0	$0	$94,462,548
Corporate bonds and notes	0	294,560,458	0	294,560,458
Convertible debentures	0	1,606,500	0	1,606,500
Short-term investments
Investment companies	1,751,585	45,156,863	0	46,908,448

	$96,214,133	$341,323,821	$0	$437,537,954

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND#

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 0.00%
U.S. Department of Transportation††	6.00%	12/07/2021	$200,000	$206,600

Total Agency Securities (Cost $188,052)				206,600

Asset Backed Securities: 1.43%
ACAS Business Loan Trust Series 2007-1A Class C±	0.40	08/16/2019	719,914	705,515
ACAS Credit CDO Series 2007-1A Class A††±	1.06	11/23/2052	1,499,437	14,994
Accredited Mortgage Loan Trust Series 2004-4 Class A1B±	0.58	01/25/2035	104,471	81,814
ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL1 Class A±	0.37	10/25/2036	2,800,000	784,000
ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL3 Class A2±	0.33	02/25/2036	285,737	62,862
ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP2 Class A2C±	0.37	03/25/2036	669,283	550,485
ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP4 Class C±	0.29	08/25/2036	359,862	317,578
ACE Securities Corporation Home Equity Loan Trust Series 2006-CW1 Class C±	0.29	07/25/2036	1,032,799	952,757
ACE Securities Corporation Home Equity Loan Trust Series 2006-HE2 Class A±	0.35	05/25/2036	1,564,391	813,483
ACE Securities Corporation Home Equity Loan Trust Series 2006-OP1 Class A±	0.34	04/25/2036	1,100,000	627,000
ACE Securities Corporation Home Equity Loan Trust Series 2006-SL1 Class A±	0.51	09/25/2035	500,047	95,009
ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class A2±	0.36	06/25/2036	1,262,119	170,386
ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class C±	0.29	06/25/2036	1,084,814	135,602
ACE Securities Corporation Home Equity Loan Trust Series 2006-SL4 Class C±	0.31	09/25/2036	93,017	20,464
ACE Securities Corporation Home Equity Loan Trust Series 2007-ASL1 Class CL±	0.36	12/25/2036	442,872	44,287
ACE Securities Corporation Home Equity Loan Trust Series 2007-HE1 Class A±	0.28	01/25/2037	743,876	252,918
ACE Securities Corporation Home Equity Loan Trust Series 2007-WM1 Class A±	0.26	11/25/2036	662,189	258,254
Aircraft Finance Trust Series 1999-1 Class A1±	0.67	05/15/2024	1,853,831	1,103,030
Alliance Bancorp Trust Series 2007-S1 Class A11††±	0.39	05/25/2037	1,330,425	66,521
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4±	0.23	10/06/2013	1,257,457	1,253,558
AmeriCredit Automobile Receivables Trust Series 2007-BF Class A4±	0.24	12/06/2013	914,438	910,606
AmeriCredit Automobile Receivables Trust Series 2007-DF Class A4B±	0.99	06/06/2014	1,143,851	1,142,762
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A4B±	0.69	03/08/2016	2,695,963	2,685,179
Ameriquest Mortgage Securities Incorporated Series 2004-R6 Class A1±	0.40	07/25/2034	811,435	705,949
Ameriquest Mortgage Securities Incorporated Series 2004-X1 Class A14††±	0.52	03/25/2034	74,550	61,877
Argent Securities Incorporated Series 2004-W8 Class A5±	0.71	05/25/2034	391,426	360,112
Argent Securities Incorporated Series 2006-M1 Class A2C±	0.34	07/25/2036	8,386,656	3,103,063
Argent Securities Incorporated Series 2006-M2 Class A2B±	0.30	09/25/2036	1,409,846	458,200
Argent Securities Incorporated Series 2006-W2 Class 2AB±	0.38	03/25/2036	1,355,028	460,709
Argent Securities Incorporated Series 2006-W5 Class A2C±	0.34	06/25/2036	1,405,244	505,888
Asset Backed Funding Certificate Series 2006-OPT2 Class A3C±	0.34	10/25/2036	1,800,000	1,152,000
Asset Backed Funding Certificate Series 2007-NC1 Class A1††±	0.41	05/25/2037	2,555,282	2,069,778
Augusta Funding Limited Series 10A Class F1††(a)(i)±	0.56	06/30/2017	1,984,615	1,720,003
Bayview Financial Acquisition Trust Series 2004-B Class A1††±	1.19	05/28/2039	673,211	242,356
Bayview Financial Acquisition Trust Series 2004-B Class A2††±	1.49	05/28/2039	748,012	252,454
Bayview Financial Acquisition Trust Series 2005-A Class A1±	1.19	02/28/2040	1,615,664	969,398
Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A1±	0.30	11/25/2036	690,060	547,218
Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A2±	0.39	11/25/2036	1,500,000	274,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND#

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset Backed Securities (continued)
Cabela’s Master Credit Card Trust Series 2008-4A Class A2††±	3.19%	09/15/2014	$4,700,000	$4,727,589
Capital Auto Receivable Asset Trust Series 2008-1 Class A4B±	1.54	07/15/2014	700,000	704,156
Capital One Auto Finance Trust Series 2007-A Class A4±	0.21	11/15/2013	734,210	730,392
Capitalsource Commercial Loan Trust Series 2007-1 Class A±	0.32	03/20/2017	61,999	61,224
Carmax Auto Owner Trust Series 2008-2 Class A4B±	1.84	08/15/2013	3,800,000	3,834,542
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A2±	0.39	02/25/2037	4,700,000	2,880,630
Centex Home Equity Series 2006-A Class AV3±	0.35	06/25/2036	1,425,316	1,282,785
Charming Shoppes Master Trust Series 2007-1A Class A1††±	1.44	09/15/2017	5,400,000	5,414,580
Chase Funding Mortgage Loan Trust Series 2003-3 Class 2A2±	0.73	04/25/2033	23,649	19,866
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3±	0.57	12/25/2033	256,310	228,116
Citigroup Mortgage Loan Trust Incorporated Series 2004-OPT1 Class A1B±	0.60	10/25/2034	10,840	10,298
Citigroup Mortgage Loan Trust Incorporated Series 2006-HE3 Class A2C±	0.35	12/25/2036	1,600,000	552,000
Citigroup Mortgage Loan Trust Incorporated Series 2006-WFH4 Class A3±	0.34	11/25/2036	800,000	602,000
CLI Funding LLC Series 2006-1A Class A††±	0.37	08/18/2021	468,925	437,272
CNH Equipment Trust Series 2008-A Class A4B±	2.14	08/15/2014	843,787	847,416
College Loan Corporation Trust Series 2007-1 Class A1±	0.28	01/25/2023	136,244	136,121
College Loan Corporation Trust Series 2007-2 Class A1±	0.52	01/25/2024	2,600,000	2,600,078
Countrywide Asset-Backed Certificate Series 2006-BC3 Class 2A2±	0.33	02/25/2037	5,200,000	4,056,000
Countrywide Home Equity Loan Trust Series 2007-E Class A±	0.34	06/15/2037	1,146,344	733,660
Crest Exeter Street Solar Series 2004-1A Class A1††±	0.60	06/28/2019	952,450	897,684
Daimler Chrysler Auto Trust Series 2008-B Class A4A	5.32	11/10/2014	3,000,000	3,040,200
Daimler Chrysler Auto Trust Series 2008-B Class A4B±	2.04	11/10/2014	2,100,000	2,112,096
Dominos Pizza Master Issuer LLC Series 2007-1 Class A2††	5.26	04/25/2037	5,900,000	6,003,250
Equity One Asset Backed Securities Incorporated Series 2004-1 Class AV2±	0.49	04/25/2034	57,497	44,758
First Franklin Mortgage Loan Asset Backed Certificate Series 2006-FF05 Class 2A3±	0.35	04/25/2036	1,235,790	818,711
Franklin Auto Trust Series 2008-A Class A4B±	2.14	05/20/2016	512,419	517,543
Fremont Home Loan Trust Series 2006-A Class 1A2±	0.38	05/25/2036	430,162	272,884
Fremont Home Loan Trust Series 2006-B Class 2A2±	0.35	08/25/2036	2,800,000	980,000
Fremont Home Loan Trust Series 2006-B Class 2A3±	0.29	08/25/2036	104,459	45,016
GE SeaCo Finance SRL Series 2004-1A Class A††±	0.49	04/17/2019	368,333	360,506
GMAC Mortgage Corporation Loan Trust Series 2004-HE3 Class A3±	0.42	10/25/2034	571,960	460,142
Goal Capital Funding Trust Series 2007-1 Class A1±	0.27	06/25/2021	88,909	88,820
GreenPoint Home Equity Loan Trust Series 2004-1 Class A±	0.65	07/25/2029	30,978	20,325
GreenPoint Home Equity Loan Trust Series 2004-4 Class A±	0.75	08/15/2030	38,099	23,551
GSC Partners CDO Fund Limited Series 2003-4A Class A3††±	0.73	12/16/2015	268,457	264,430
Guggenheim Structured Real Estate Funding Series 2005-2A Class A††±	0.51	08/26/2030	1,502,258	1,366,003
Henderson Receivables LLC Series 2006-3A Class A1††±	0.39	09/15/2041	1,312,134	1,168,158
Henderson Receivables LLC Series 2006-4A Class A1††±	0.39	12/15/2041	1,878,502	1,680,746
Household Home Equity Loan Trust Series 2005-2 Class A2±	0.50	01/20/2035	436,082	385,932
Household Home Equity Loan Trust Series 2005-3 Class A2±	0.48	01/20/2035	419,838	375,755
Household Home Equity Loan Trust Series 2006-1 Class A1±	0.35	01/20/2036	943,063	844,631
JPMorgan Mortgage Acquisition Corporation Series 2006-WMC4 Class A3±	0.31	12/25/2036	4,024,280	1,520,373
Lehman Asset Backed Securities Corporation Series 2004-2 Class A±	0.63	06/25/2034	74,031	41,828
Marathon Real Estate CDO Series 2006-1A Class A1††±	0.52	05/25/2046	4,682,647	3,605,638
Master Second Lien Trust Series 2006-1 Class A±	0.35	03/25/2036	899,440	98,938
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4±	0.44	10/25/2035	261,331	247,611
MASTR Asset-Backed Securities Trust Series 2006-AM3 Class A2±	0.32	10/25/2036	312,424	298,365
MASTR Asset-Backed Securities Trust Series 2006-FRE2 Class A4±	0.34	03/25/2036	2,392,791	1,148,540
MASTR Asset-Backed Securities Trust Series 2006-HE2 Class A3±	0.34	06/25/2036	1,600,000	496,000
MASTR Asset-Backed Securities Trust Series 2006-HE3 Class A3±	0.34	08/25/2036	3,139,053	910,325
MASTR Asset-Backed Securities Trust Series 2006-NC3 Class A4±	0.35	10/25/2036	2,000,000	690,000
Merrill Auto Trust Securitization Series 2007-1 Class A4±	0.25	12/15/2013	160,947	160,835
Merrill Auto Trust Securitization Series 2008-1 Class A4±	2.39	04/15/2015	677,057	681,661
Merrill Lynch Mortgage Investors Series 2007-HE2 Class A2A±	0.31	02/25/2037	670,299	338,501
Merrill Lynch Mortgage Trust Series 2006-C1 Class A2±	0.47	01/25/2047	268,249	177,044

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND#

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset Backed Securities (continued)
Morgan Stanley ACES SPC Series 2006-13 Class A††±	0.54%	06/20/2013	$5,200,000	$5,003,440
Morgan Stanley Asset Backed Securities Capital I Series 2004-SD1 Class A±	0.59	08/25/2034	247,334	189,829
Morgan Stanley Asset Backed Securities Capital I Series 2007-HE4 Class A2C±	0.42	02/25/2037	3,600,000	1,044,000
Morgan Stanley Home Equity Loans Series 2007-2 Class A1±	0.29	04/25/2037	543,311	486,263
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3±	0.34	11/25/2036	1,086,575	320,540
National Collegiate Student Loan Trust Series 2005-2 Class A2±	0.34	02/25/2026	92,389	92,019
National Collegiate Student Loan Trust Series 2006-1 Class A2±	0.33	08/25/2023	356,792	352,332
NationStar Home Equity Loan Trust Series 2006-B Class AV3±	0.36	09/25/2036	1,000,000	780,937
Nelnet Student Loan Trust Series 2005-2 Class A4±	0.33	12/23/2019	1,100,000	1,081,850
Nomura Home Equity Loan Incorporated Series 2006-HE3 Class 2A2±	0.34	07/25/2036	900,000	416,109
Paragon CDO Limited Series 2004-A1 Class A(a)††(i)±	0.92	10/20/2044	1,700,000	0
People’s Choice Home Loan Securities Trust Series 2005-4 Class 1A2±	0.45	12/25/2035	770,080	499,859
Residential Asset Mortgage Products Incorporated Series 2005-RS8 Class A2±	0.48	10/25/2033	161,490	151,946
Residential Asset Mortgage Products Incorporated Series 2005-RS9 Class A13±	0.41	11/25/2035	1,368,572	1,026,429
Residential Asset Mortgage Products Incorporated Series 2006-SP1 Class A2±	0.38	09/25/2045	687,009	570,218
Residential Asset Securities Corporation Series 2007-KS3 Class AI1±	0.30	04/25/2037	131,886	130,725
Residential Funding Mortgage Securities II Series 2003-HS1 Class AII±	0.48	12/25/2032	17,728	5,673
Saxon Asset Securities Trust Series 2004-1 Class A±	0.73	03/25/2035	26,092	17,950
Saxon Asset Securities Trust Series 2006-3 Class A2±	0.30	10/25/2046	457,424	421,974
SBI Heloc Trust Series 2001-1 Class A±	0.38	11/25/2035	562,878	416,530
Securitized Asset Backed Receivables LLC Series 2006-HE1 Class A2±	0.35	07/25/2036	800,000	258,000
Securitized Asset Backed Receivables LLC Series 2006-NC1 Class A2±	0.35	03/25/2036	127,174	117,199
Security National Mortgage Loan Trust Series 2006-2A Class A1††±	0.48	10/25/2036	112,294	107,803
Sierra Receivables Funding Co. Series 2006-1A Class A2††±	0.34	05/20/2018	330,613	326,743
Sierra Timeshare Series 2007-1A Class A2±	0.34	03/20/2019	275,674	266,800
Sierra Timeshare Series 2007-2A Class A2±	1.19	09/20/2019	1,335,016	1,293,231
Sierra Timeshare Series 2008-1A Class A2±	4.19	02/20/2020	253,993	261,891
SLM Student Loan Trust Series 2007-B Class A1±	0.28	09/15/2022	434,553	429,121
Specialty Underwriting & Residential Finance Series 2006-BC3 Class A2C±	0.34	06/25/2037	2,200,000	990,000
Structured Asset Investment Loan Trust Series 2006-1 Class A3±	0.39	01/25/2036	852,348	643,523
Structured Asset Securities Corporation Series 2005-S6 Class A2±	0.48	11/25/2035	401,285	324,037
TCE Securities Corporation Series 2006-HE3 Class A2B±	0.28	06/25/2036	407,738	367,984
TIB Card Receivables Fund††±	0.55	01/05/2014	1,641,936	1,379,226
Toll Road Investment Part II^††	10.34	02/15/2030	300,000	46,695
Toll Road Investment Part II^††	10.34	02/15/2037	4,200,000	324,744
Triad Auto Receivables Owner Trust Series 2007-B Class A4B±	1.39	07/14/2014	6,927,016	6,980,632
Wachovia Auto Owner Trust Series 2008-A Class A4B±	1.34	03/20/2014	1,238,397	1,244,676
World Financial Network Credit Card Master Trust Series 2006-A Class A††±	0.32	02/15/2017	1,500,000	1,483,380
Yale Mortgage Loan Trust Series 2007-1 Class A±	0.59	06/25/2037	1,629,061	97,744

Total Asset Backed Securities (Cost $108,146,476)				117,930,146

Corporate Bonds and Notes: 0.01%

Financials: 0.01%

REIT: 0.01%
HCP Incorporated	5.63	02/28/2013	1,290,000	1,368,591

Total Corporate Bonds and Notes (Cost $1,146,371)				1,368,591

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND#

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities: 0.52%
Aire Valley Mortgage Series 2006-1 Class A1††±	0.36%	09/20/2066	$1,956,840	$1,699,320
Bayview Commercial Asset Trust Series 2004-1 Class A±	0.55	04/25/2034	278,806	245,349
Bayview Commercial Asset Trust Series 2004-3 Class A1††±	0.56	01/25/2035	409,212	362,153
Bayview Commercial Asset Trust Series 2005-4 Class A2††±	0.58	01/25/2036	1,354,962	1,104,294
Bayview Commercial Asset Trust Series 2007-3 Class A1††±	0.43	07/25/2037	875,255	682,699
Bear Stearns Mortgage Funding Trust Series 2007-SL2 Class 1A±	0.35	02/25/2037	392,721	90,601
Brunel Residential Mortgage Series 2007-1A Class A4C††±	0.38	01/13/2039	3,346,702	3,078,965
Chevy Chase Funding LLC Series 2003-4A Class A1††±	0.53	10/25/2034	49,982	34,237
Chevy Chase Funding LLC Series 2004-1 Class A2††±	0.52	01/25/2035	128,726	86,247
Chevy Chase Funding LLC Series 2004-3 Class A2††±	0.49	08/25/2035	65,464	42,879
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class A2FL±	0.31	07/15/2044	2,228,058	2,183,497
CNL Commercial Mortgage Loan Trust Series 2003-2 Class A1††±	0.63	10/25/2030	283,904	207,250
Commercial Mortgage Pass-Through Certificate Series 2006-FL12 Class AJ††±	0.32	12/15/2020	5,100,000	4,666,500
Crusade Global Trust Series 2006-1 Class A1±	0.33	07/20/2038	855,918	836,364
Crusade Global Trust Series 2007-1 Class A1±	0.33	04/19/2038	1,077,312	1,041,416
G-Force LLC Series 2005-RR2 Class A2	5.16	12/25/2039	1,581,147	1,583,123
GE Business Loan Trust Series 2004-1 Class A††±	0.48	05/15/2032	343,575	314,371
GE Business Loan Trust Series 2005-2 Class A±	0.43	11/15/2033	735,419	654,523
Granite Master Issuer plc Series 2004-3 Class A1±	0.39	09/20/2044	231,713	223,140
Granite Master Issuer plc Series 2006-2 Class A4±	0.23	12/20/2054	463,779	446,619
Granite Master Issuer plc Series 2006-3 Class A3±	0.23	12/20/2054	292,915	282,224
GS Mortgage Securities Corporation Series 2007-EOP Class A1††±	1.14	03/06/2020	726,515	717,433
GS Mortgage Securities Corporation Series 2007-EOP Class A2††±	1.32	03/06/2020	800,000	794,000
Interstar Millennium Trust Series 2003-5G Class A2±	0.75	09/27/2035	214,859	199,862
Interstar Millennium Trust Series 2004-2G Class A±	0.65	03/14/2036	2,068,835	1,944,147
Interstar Millennium Trust Series 2005-1G Class A±	0.65	12/08/2036	393,943	362,427
Interstar Millennium Trust Series 2006-2GA Class A2±	0.33	05/27/2038	193,767	180,042
Kildare Securities Limited Series 2007-A1 Class A2††±	0.31	12/10/2043	1,560,418	1,423,881
Leek Finance plc Series 17A Class A2B††±	0.53	12/21/2037	379,314	366,038
Lehman Brothers Small Balance Commercial Series 2007-3A Class A21††±	1.04	10/25/2037	2,047,451	1,781,282
Medallion Trust Series 2005-1G Class A1±	0.35	05/10/2036	269,953	261,537
Medallion Trust Series 2006-1G Class A1±	0.30	06/14/2037	728,642	690,652
Mellon Residential Funding Corporation Series 2004-TBC1 Class A††±	0.44	02/26/2034	294,736	235,789
Paragon Mortgage plc Series 07A Class A1A††±	0.68	05/15/2034	748,015	664,462
Paragon Mortgage plc Series 12A Class A2C††±	0.37	11/15/2038	1,492,069	1,268,095
Paragon Mortgage plc Series 14A Class A2C±	0.35	09/15/2039	1,010,622	845,790
Permanent Master Issuer plc Series 2006-1 Class 5A±	0.39	07/15/2033	3,300,000	3,243,240
Permanent Master Issuer plc Series 2007-1 Class 4A±	0.36	10/15/2033	1,200,000	1,193,880
Puma Finance Limited Series G5 Class A1††±	0.33	02/21/2038	1,366,515	1,308,438
Structured Asset Securities Corporation Series 2005-1 Class 1A±	0.44	02/25/2030	944,187	802,559
Structured Asset Securities Corporation Series 2005-2 Class 1A††±	0.44	09/25/2030	697,007	599,426
Superannuation Members Home Loans Global Fund Series 2007-1 Class A1±	0.31	06/12/2040	1,044,394	989,459
Superannuation Members Home Loans Global Fund Series 7 Class A1±	0.53	03/09/2036	103,330	100,276
Superannuation Members Home Loans Global Fund Series 8 Class A1±	0.36	01/12/2037	119,271	115,409
Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Class††±	0.28	09/15/2021	2,854,661	2,769,022

Total Non-Agency Mortgage Backed Securities (Cost $36,877,307)				42,722,917

Yankee Government Bonds: 0.07%
Belize Aid(a)(i)±	0.60	01/01/2014	300,000	296,660
Caribbean Housing Finance(a)(i)±	0.85	03/30/2019	4,024,751	3,923,243
Jamaica Aid(a)(i)±	0.55	10/01/2018	1,451,823	1,401,581
Morocco Aid(a)(i)±	0.55	11/15/2014	42,280	41,538
Peru Aid(a)(i)±	0.45	05/01/2014	89,855	88,383
Peru Aid(a)(i)±	0.45	05/01/2014	57,007	56,073

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND#

Security Name		Interest Rate	Maturity Date	Principal	Value
Yankee Government Bonds (continued)
Zimbabwe Aid(a)(i)±		0.15%	01/01/2012	$100,001	$99,626

Total Yankee Government Bonds (Cost $5,726,600)					5,907,104

Investment Companies: 97.62%

				Shares
International Equity: 33.40%
GMO Emerging Markets Fund Class VIß				69,061,016	966,163,617
GMO International Core Equity Fund Class VIß				37,103,807	1,159,865,004
GMO International Growth Equity Fund Class IVß				12,813,041	317,379,022
GMO International Intrinsic Value Fund Class IVß				13,407,954	314,550,609
					2,757,958,252

International Fixed Income: 1.11%
GMO Emerging Country Debt Fund Class IVß				9,508,188	91,468,767

U.S. Equity: 25.89%
GMO Flexible Equities Fund Class VIß				13,857,495	261,075,209
GMO Quality Equity Fund Class VIß				87,640,679	1,877,263,354
					2,138,338,563

U.S. Fixed Income: 37.22%
GMO Alpha Only Fund Class IVß				44,696,424	1,077,630,779
GMO Asset Allocation Bond Fund Class VIß				3,999,698	98,232,590
GMO Domestic Bond Fund Class VIß				57,992,507	208,773,026
GMO Special Situations Fund Class VIß				11,610,358	317,078,883
GMO Strategic Fixed Income Fund Class VIß				86,691,453	1,361,055,813
GMO U.S. Treasury Fund Class IVß				448,988	11,229,184
					3,074,000,275

Total Investment Companies (Cost $7,009,707,316)					8,061,765,857

		Interest Rate	Maturity Date	Principal
Short-Term Investments: 0.32%

Time Deposit: 0.32%
State Street Bank Euro Dollar	0.01	07/01/2011	26,369,027	26,369,027	26,369,027

Total Short-Term Investments (Cost $26,369,027)					26,369,027

Total Investments in Securities (Cost $7,188,161,149)*	99.97%				8,256,270,242

Other Assets and Liabilities, Net	0.03				2,282,100

Total Net Assets	100.00%				$8,258,552,342

#	Wells Fargo Advantage Asset Allocation Fund (the “Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. The Portfolio of Investments represents the portfolio holdings of Asset Allocation Trust. The Fund’s net assets as of June 30, 2011 was $8,244,426,273.

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND#

ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

(i)	Illiquid security

*	Cost for federal income tax purposes is $7,734,371,482 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$661,876,111
Gross unrealized depreciation	(139,977,351)

Net unrealized appreciation	$521,898,760

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Asset Allocation Fund

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Asset Allocation Fund (the “Fund”). The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (‘underlying funds”). Asset Allocation Trust also owns 100% of GMO Fixed Income Fund I, LLC (“GMO LLC”). The Portfolio of Investments of the Fund represents the consolidated portfolio holdings of Asset Allocation Trust and GMO LLC. The Fund records its investment in Asset Allocation Trust at fair value.

Securities valuation of Asset Allocation Trust holdings

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Securities are valued by brokers which use prices provided by market markers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

The valuation techniques used to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Asset Allocation Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2011, the inputs used in valuing Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$7,744,686,974	$317,078,883	$0	$8,061,765,857
Agency securities	0	0	206,600	206,600

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset backed securities	0	97,314,147	20,615,999	117,930,146
Corporate bonds and notes	0	1,368,591	0	1,368,591
Non-agency mortgage backed securities	0	40,523,300	2,199,617	42,722,917
Yankee government bonds	0	3,923,243	1,983,861	5,907,104
Short-Term Investments
Time deposits	0	26,369,027	0	26,369,027

Total	$7,744,686,974	$486,577,191	$25,006,077	$8,256,270,242

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2011, there were no significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities	Asset backed securities	Corporate bonds and notes	Non-agency mortgage backed securities	Yankee government bonds	Total
Balance as of September 30, 2010	$0	$130,417,273	$1,364,175	$46,256,078	$6,486,815	$184,524,341
Accrued discounts (premiums)	0	1,558,961	0	30,412	4,925	1,594,298
Realized gains (losses)	0	2,535,194	0	479,590	4,795	3,019,579
Change in unrealized gains (losses)	0	(2,323,118)	0	(49,601)	5,045	(2,367,674)
Purchases	0	0	0	0	0	0
Sales	0	(24,568,044)	0	(2,294,284)	(354,611)	(27,216,939)
Transfers into level 3	206,600	0	0	0	0	206,600
Transfers out of level 3	0	(87,004,267)	(1,364,175)	(42,222,578)	(4,163,108)	(134,754,128)

Balance as of June 30, 2011	$206,600	$20,615,999	$0	$2,199,617	$1,983,861	$25,006,077

Change in unrealized gains (losses) included in earnings relating to securities still held at June 30, 2011	$0	$621,807	$0	$278,499	$5,262	$905,568

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM - Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF - French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG - Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	August 26, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date:	August 26, 2011